333-85511
                                                          File Nos. 811-7547
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.                                       [ ]
      Post-Effective  Amendment  No. 4                                     [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  13                                                   [X]


                        (Check appropriate box or boxes.)

     Valley Forge Life Insurance Company Variable Annuity Separate Account
     ---------------------------------------------------------------------
     (Exact Name of Registrant)

     Valley Forge Life Insurance Company
     -----------------------------------
     (Name of Depositor)
     CNA Plaza, 43 South, Chicago, Illinois                         60685

     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (312) 822-6597

  Name and Address of Agent for Service
          Jonathan D. Kantor
          Senior Vice President, General
          Counsel and Secretary
          Valley Forge Life Insurance Company
          CNA Plaza, 43 South
          Chicago, Illinois 60685

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          4401 West Tradewinds Avenue
          Suite 207
          Lauderdale by the Sea, FL  33308
          (954) 771-7909

It is proposed that this filing will become effective:

   ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _x_ on May 1, 2001 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485 ___ on (date) pursuant to paragraph
   (a) (1) of Rule 485

If appropriate, check the following:

   ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:
       Variable Annuity Contracts

                                EXPLANATORY NOTE

Two different versions of the Prospectus will be created from this Registration Statement. The differences between the two prospectuses are:

1. There will be slightly different underlying funds available under each version.

2.   There will be no immediate interest feature in one.

3. For one version miles will be paid to the purchaser's American Airlines frequent flyer account.

The method of distribution for each version is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                              CROSS REFERENCE SHEET
                              Required by Rule 495

Item No.                                                 Location
--------                                                 --------

                                     PART A
Item 1.   Cover Page                                  Cover Page

Item 2.   Definitions                                 Index of Special of Terms

Item 3.   Synopsis                                    Highlights

Item 4.   Condensed Financial Information             Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies          The Company,
                                                      Investment Choices

Item 6.   Deductions and Expenses                     Expenses

Item 7.   General Description of Variable             The Annuity Contract
          Annuity Contracts

Item 8.   Annuity Period                              Annuity Provisions

Item 9.   Death Benefit                               Death Benefit

Item 10.  Purchases and Contract Value                Purchase, Contract Value

Item 11.  Redemptions                                 Access to Your Money

Item 12.  Taxes                                       Taxes

Item 13.  Legal Proceedings                          Not Applicable

Item 14.  Table of Contents of the Statement of      Other Information
          Additional Information



                                     PART B

Item 15.  Cover Page                                 Cover Page

Item 16.  Table of Contents                          Table of Contents

Item 17.  General Information and History            Company

Item 18.  Services                                   Not Applicable

Item 19.  Purchase of Securities Being Offered       Not Applicable

Item 20.  Underwriters                               Distribution

Item 21.  Calculation of Performance Data            Performance Information

Item 22.  Annuity Payments                           Annuity Provisions

Item 23.  Financial Statements                       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A

                       VALLEY FORGE LIFE INSURANCE COMPANY

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

This prospectus describes the variable annuity contract offered by Valley Forge Life Insurance Company (we, us, our). This is a deferred variable annuity contract and provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (fixed accounts and variable investment options). The fixed accounts provide an investment rate guaranteed by us. You can put your money in the fixed accounts and/or any of the following investment options which are offered through our variable account, Valley Forge Life Insurance Company Variable Annuity Separate Account. Some of the investment options may not be available in your state.

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company

Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Utility Fund II

THE ALGER AMERICAN FUND Advised by Fred Alger Management, Inc.

Alger American Growth Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio
Alger American Leveraged AllCap Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation

Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund

FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
  (formerly, SoGen Variable Funds, Inc.)
Advised by Arnhold and S. Bleichroeder Advisers, Inc.

First Eagle SoGen Overseas Variable Fund
   (formerly, SoGen Overseas Variable Fund)

VARIABLE  INSURANCE  PRODUCTS FUND (VIP),  Initial Class and
VARIABLE  INSURANCE PRODUCTS  FUND II (VIP II),  Initial  Class
Advised by  Fidelity  Management  & Research  Company

Fidelity  VIP II  Asset  Manager  Portfolio
Fidelity  VIP II Contrafund (R) Portfolio
Fidelity VIP Equity-Income  Portfolio
Fidelity VIP II Index 500 Portfolio

MFS VARIABLE  INSURANCE TRUST
Advised by MFS Investment  Management

MFS Emerging Growth Series
MFS Investors Trust Series (formerly, MFS Growth With Income Series) MFS Research Series
MFS Total Return Series

JANUS ASPEN SERIES,  Institutional  Shares
Advised by Janus Capital Corporation

Janus Aspen Series Capital Appreciation Portfolio Janus Aspen Series Growth Portfolio Janus Aspen Series Balanced Portfolio Janus Aspen Series Flexible Income Portfolio Janus Aspen Series International Growth Portfolio Janus Aspen Series Worldwide Growth Portfolio

JANUS ASPEN SERIES, Service Shares
Advised by Janus Capital Corporation

Janus Aspen Series Capital Appreciation Portfolio Janus Aspen Series Growth Portfolio Janus Aspen Series Balanced Portfolio Janus Aspen Series Flexible Income Portfolio Janus Aspen Series International Growth Portfolio Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares Advised by Alliance Capital Management, L.P.

Alliance Premier Growth Portfolio
Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

American Century VP Income & Growth Fund
American Century VP Value Fund

FRANKLIN  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 2 Shares

Templeton Developing Markets Securities Fund
Advised by Templeton Asset Management  Ltd.
Templeton Asset Strategy Fund
Advised by Templeton  Investment Counsel, LLC

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

Lazard Retirement Equity Portfolio
Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management

Morgan Stanley International Magnum Portfolio
Morgan Stanley Emerging Markets Equity Portfolio

Please read this Prospectus before investing. You should keep it for future reference. It contains important information about the contract.


We will award American Airlines mileage program miles pursuant to the AAdvantage Program based on the amount of your initial purchase payment. Additional miles may be awarded as a result of subsequent purchase payments. We reserve the right to determine the number of miles, if any, awarded with each purchase payment we receive.

American Airlines may find it necessary to change AAdvantage Program rules, regulations, travel awards and special offers at any time. This means that American may initiate changes impacting , for example, participant affiliations, rules for earning mileage credit, mileage levels and rules for the use of travel awards, continued availability of travel awards, blackout dates and limited seating for travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage Program with six months notice. AAdvantage travel awards, mileage accrual and special offers are subject to government regulations. American Airlines is not responsible for products or services offered by other participating companies.

The expenses for a contract with immediate interest payments are higher than a contract without immediate interest payments and the amount of the immediate interest payments may be more than offset by the additional expenses attributable to the immediate interest payments.

The expenses for a contract which awards mileage program miles may be higher than a contract which does not award mileage program miles, and the value, if any, of such award of miles may be more than offset by additional expenses attributable to the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2001). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page _ of this prospectus. For a free copy of the SAI, call us at
(800) 262-1755 or write to: Valley Forge Life, Administrative Office, Investment Products, 100 CNA Drive, Nashville, TN 37214.

The Contracts:

         *  are not bank deposits.
         *  are not federally insured.
         *  are not endorsed by any bank or governmental agency.
         *  are not guaranteed and may be subject to loss of principal.

The SEC has not approved or disapproved these securities or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

                                  May 1, 2001

                                TABLE OF CONTENTS

                                                                            Page
INDEX OF SPECIAL TERMS

HIGHLIGHTS
TABLE OF FEES AND EXPENSES
THE COMPANY
THE ANNUITY CONTRACT
PURCHASES
INVESTMENT CHOICES
EXPENSES
CONTRACT VALUE
ACCESS TO YOUR MONEY
DEATH BENEFIT
ANNUITY PROVISIONS
TAXES
PERFORMANCE
OTHER INFORMATION

                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. We indicated below the page in which we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Period
Accumulation Unit
Annuitant
Annuity Date
Annuity Payment Options
Annuity Payments
Annuity Period
Annuity Unit
Beneficiary
Investment Options
Non-Qualified
Qualified

                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account options and investment options. The contract is intended for retirement savings or other long-term investment purposes. We will issue the contract as an individual contract in most states; and as a certificate under a group annuity contract in other states.

The contract has an immediate interest feature in which we will add an additional 3% to each purchase payment you make during the first contract year.

The contract, as in all deferred annuity contracts, has two phases: the accumulation period and the annuity period. During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may also assess a withdrawal charge of up to 7%. The annuity period occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are level for the annuity period.

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal fee. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original payment. We will return your original payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment.

Inquiries.  If you need more information, please contact us at:

                   Valley Forge Life Insurance Company
                   Investment Products
                   100 CNA Drive
                   Nashville, TN 37214
                   (800) 262-1755

                           TABLE OF FEES AND EXPENSES
                               (See Note 1)

Owner Transaction Expenses

Withdrawal Charge: (as a percentage of purchase payments withdrawn) (See Note 2)

---------------------------------------------------------------------------
NUMBER OF CONTRACT YEARS                                     WITHDRAWAL
FROM RECEIPT OF PURCHASE PAYMENT                               CHARGE
------------------------------------------------------------------------

1..........................................................  7%
2..........................................................  7%
3..........................................................  6%
4..........................................................  6%
5..........................................................  5%
6..........................................................  4%
7..........................................................  3%
8 and thereafter...........................................  0%

Transfer Fee: No charge for the first 12 transfers in a contract year during the accumulation period; thereafter, the fee is $25 per transfer. There is no charge for the 4 allowable transfers in a contract year during the annuity period.

Contract Maintenance Charge: (See Note 3)     $30 per contract year.

Variable Account Annual Expenses
(as a percentage of average variable account value)

Product Expense Charge (mortality and expense
risk charge and administrative charge): (See Note 4)          1.40%

Investment Option Expenses: (as a percentage of the average daily net assets of an investment option) (See Note 5)



-------------------------------------------------------------------------------------------------
                                                                 OTHER            TOTAL ANNUAL
                                                            EXPENSES (AFTER      EXPENSES (AFTER
                                                            WAIVERS AND/OR       WAIVERS AND/OR
                                                            REIMBURSEMENTS       REIMBURSEMENTS
                                     MANAGEMENT               WITH RESPECT         WITH RESPECT
                                     (ADVISORY     12B-1      TO CERTAIN           TO CERTAIN
                                       FEES)       FEES   INVESTMENT OPTIONS)   INVESTMENT OPTIONS)
-------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  (See Note 6)
  Federated High Income Bond Fund
     II, Primary Shares...........      0.60%       --           0.16%           0.76%
  Federated Prime Money Fund II...      0.48%       --           0.19%           0.67%
  Federated Utility Fund II.......      0.75%       --           0.16%           0.91%
THE ALGER AMERICAN FUND
  Alger American Growth
     Portfolio....................      0.75%       --           0.04%           0.79%
  Alger American MidCap Growth
     Portfolio....................      0.80%       --           0.04%           0.84%
  Alger American Small





     Capitalization Portfolio.....      0.85%       --           0.05%           0.90%
  Alger American Leveraged AllCap
     Portfolio.......                   0.85%        --          0.05%           0.90%
VARIABLE INSURANCE PRODUCTS FUND
  (VIP), INITIAL CLASS AND
  VARIABLE INSURANCE PRODUCTS FUND
  II (VIP II), INITIAL CLASS
  Fidelity VIP II Asset Manager
     Portfolio ...................      0.53%        --           0.08%           0.61%
  Fidelity VIP II Contrafund
     Portfolio (See Note 7).......      0.57%        --           0.09%           0.66%
  Fidelity VIP Equity-Income
     Portfolio (See Note 7).......      0.48%        --           0.08%           0.56%
  Fidelity VIP II Index 500
     Portfolio (See Note 8).......      0.24%        --           0.09%           0.33%
MFS VARIABLE INSURANCE TRUST
  (See Note 9)
  MFS Emerging Growth Series......      0.75%        --           0.10%           0.85%
  MFS Investors Trust Series......      0.75%        --           0.12%           0.87%
  MFS Research Series.............      0.75%        --           0.10%           0.85%
  MFS Total Return Series.........      0.75%        --           0.15%           0.90%
JANUS ASPEN SERIES, INSTITUTIONAL SHARES (See Note 10) Janus Aspen Series
  Capital
     Appreciation Portfolio.......      0.65%        ---          0.02%           0.67%
  Janus Aspen Series Growth
     Portfolio....................      0.65%        ---          0.02%           0.67%
  Janus Aspen Series Balanced
     Portfolio....................      0.65%        ---          0.01%           0.66%
  Janus Aspen Series Flexible
      Income Portfolio.............     0.65%        ---          0.11%           0.76%
  Janus Aspen Series International
     Growth Portfolio.............      0.65%        ---          0.06%           0.71%
  Janus Aspen Series Worldwide
     Growth Portfolio.............      0.65%        ---          0.04%           0.69%
 JANUS ASPEN SERIES, SERVICE SHARES
     (See Note 11)
   Janus Aspen Series Capital
     Appreciation Portfolio.......      0.65%        0.25%        0.02%           0.92%
  Janus Aspen Series Growth
     Portfolio....................      0.65%        0.25%        0.02%           0.92%
  Janus Aspen Series Balanced
     Portfolio....................      0.65%        0.25%        0.02%           0.92%
  Janus Aspen Series Flexible
     Income Portfolio.............      0.65%        0.25%        0.09%           0.99%
  Janus Aspen Series International
     Growth Portfolio.............      0.65%        0.25%        0.06%           0.96%
  Janus Aspen Series Worldwide
     Growth Portfolio.............      0.65%        0.25%        0.05%           0.95%





ALLIANCE VARIABLE PRODUCTS SERIES
  FUND, CLASS B SHARES
  Alliance Premier Growth
     Portfolio....................      1.00%        0.25%        0.05%           1.30%
  Alliance Growth and Income
     Portfolio....................      0.63%        0.25%        0.07%           0.95%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (See Note 12)
  American Century VP Income &
     Growth Fund..................      0.70%         --          0.00%           0.70%
  American Century VP Value
     Fund.........................      1.00%         --          0.00%           1.00%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST, CLASS
  2 SHARES (See Note 13)
  Templeton Developing Markets
     Securities Fund..............      1.25%        0.25%         0.31%          1.81%
  Templeton Asset Strategy Fund...      0.60%        0.25%         0.22%          1.07%
LAZARD RETIREMENT SERIES
  (See Note 14)
  Lazard Retirement Equity
     Portfolio....................      0.75%        0.25%         0.25%          1.25%
  Lazard Retirement Small Cap
     Portfolio....................      0.75%        0.25%         0.25%          1.25%
THE UNIVERSAL INSTITUTIONAL FUNDS,
  INC. (See Note 15)
  Morgan Stanley International
     Magnum Portfolio.............      0.50%         --           0.68%          1.18%
  Morgan Stanley Emerging Markets
     Equity Portfolio.............      1.09%         --           0.71%          1.80%
FIRST EAGLE SOGEN VARIABLE FUNDS,.
  INC.  (See Note 16)
  First Eagle SoGen Overseas
     Variable Fund................      0.75%        0.25%         0.50%          1.50%
VAN ECK WORLDWIDE INSURANCE TRUST.
  (See Note 17)
  Van Eck Worldwide Emerging
     Markets Fund.................      1.00%         --            0.26%          1.26%
  Van Eck Worldwide Hard Assets
     Fund..........................     1.00%         --            0.14%          1.14%

-------------------------------------------------------------------------------------------------

EXAMPLES

     The examples below are designed to help you to understand the expenses in a contract. You should not consider these examples to represent the actual expenses you would pay. THE ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     If you surrendered your contract after the end of the specified time period, you would pay the following aggregate expenses on a $1,000 investment, assuming a 5% annual return:


Investment Option                                               One Year       Three Years        Five Years       Ten Years
Federated High Income Bond Fund II                                  96             139              185              287
Federated Prime Money Fund II                                       95             136              180              277
Federated Utility Fund II                                           97             144              193              303
Fidelity VIP Equity-Income Portfolio                                94             133              174              265
Fidelity VIP II Asset Manager Portfolio                             94             134              177              271
Fidelity VIP II Contrafund Portfolio                                95             136              179              276
Fidelity VIP II Index 500 Portfolio                                 91             125              162              240
Alger American Growth Portfolio                                     96             140              186              290
Alger American MidCap Growth Portfolio                              97             141              189              295
Alger American Small Capitalization Portfolio                       97             143              192              302
Alger American Leveraged AllCap Portfolio                           97             143              192              302
MFS Emerging Growth Series                                          97             142              190              296
MFS Investors Trust Series                                          97             142              191              298
MFS Research Series                                                 97             142              190              296
MFS Total Return Series                                             97             143              192              302
First Eagle SoGen Overseas Variable Fund                           103             162              223              363
Van Eck Worldwide Emerging Markets Fund                            101             155              211              339
Van Eck Worldwide Hard Assets Fund                                 100             151              205              327
Janus Aspen Series Portfolio, Institutional                         95             136              180              277
Janus Aspen Series Capital Appreciation Portfolio, Institutional    95             136              180              277
Janus Aspen Series International Growth Portfolio, Institutional    95             137              182              281
Janus Aspen Series Worldwide Growth Portfolio, Institutional        95             137              181              279
Janus Aspen Series Balanced Portfolio, Institutional                95             136              179              276
Janus Aspen Series Flexible Income Portfolio, Institutional         96             139              185              287
Alliance Premier Growth Portfolio                                  101             156              213              343
Alliance Growth and Income Portfolio                                98             145              195              307
American Century VP Income & Growth Fund                            95             137              182              280
American Century VP Value Fund                                      98             146              197              312
Templeton Developing Markets Securities Fund                       107             172              239              393
Templeton Asset Strategy Fund                                       99             149              201              319
Lazard Retirement Equity Portfolio                                 101             154              210              338
Lazard Retirement Small Cap Portfolio                              101             154              210              338
Morgan Stanley International Magnum Portfolio                      100             152              207              331
Morgan Stanley Emerging Markets Equity Portfolio                   107             171              239              392
Janus Aspen Series Balanced Portfolio, Service                      97             144              193              304
Janus Aspen Series Capital Appreciation Portfolio, Service          97             144              193              304
Janus Aspen Series Flexible Income Portfolio, Service               98             146              197              311
Janus Aspen Series Growth Portfolio, Service                        97             144              193              304





Janus Aspen Series International Growth Portfolio, Service          98             145              195              308
Janus Aspen Series Worldwide Growth Portfolio, Service              98             145              195              307


     If you do not surrender your contract after the end of the specified time period or if you begin receiving annuity payments you would pay the following aggregate expenses on the same investment:


Investment Option                                                 One Year       Three Years        Five Years       Ten Years
Federated High Income Bond Fund II                                  26              79              135             287
Federated Prime Money Fund II                                       25              76              130             277
Federated Utility Fund II                                           27              84              143             303
Fidelity VIP Equity-Income Portfolio                                24              73              124             265
Fidelity VIP II Asset Manager Portfolio                             24              74              127             271
Fidelity VIP II Contrafund Portfolio                                25              76              129             276
Fidelity VIP II Index 500 Portfolio                                 21              65              112             240
Alger American Growth Portfolio                                     26              80              136             290
Alger American MidCap Growth Portfolio                              27              81              139             295
Alger American Small Capitalization Portfolio                       27              83              142             302
Alger American Leveraged AllCap Portfolio                           27              83              142             302
MFS Emerging Growth Series                                          27              82              140             296
MFS Investors Trust Series                                          27              82              141             298
MFS Research Series                                                 27              82              140             296
MFS Total Return Series                                             27              83              142             302
First Eagle SoGen Overseas Variable Fund                            33             102              173             363
Van Eck Worldwide Emerging Markets Fund                             31              95              161             339
Van Eck Worldwide Hard Assets Fund                                  30              91              155             327
Janus Aspen Series Growth Portfolio, Institutional                  25              76              130             277
Janus Aspen Series Capital Appreciation Portfolio, Institutional    25              76              130             277
Janus Aspen Series International Growth Portfolio, Institutional    25              77              132             281
Janus Aspen Series Worldwide Growth Portfolio, Institutional        25              77              131             279
Janus Aspen Series Balanced Portfolio, Institutional                25              76              129             276
Janus Aspen Series Flexible Income Portfolio, Institutional         26              79              135             287
Alliance Premier Growth Portfolio                                   31              96              163             343
Alliance Growth and Income Portfolio                                28              85              145             307
American Century VP Income & Growth Fund                            25              77              132             280
American Century VP Value Fund                                      28              86              147             312
Templeton Developing Markets Securities Fund                        37             112              189             393
Templeton Asset Strategy Fund                                       29              89              151             319
Lazard Retirement Equity Portfolio                                  31              94              160             338
Lazard Retirement Small Cap Portfolio                               31              94              160             338
Morgan Stanley International Magnum Portfolio                       30              92              157             331
Morgan Stanley Emerging Markets Equity Portfolio                    37             111              189             392





Janus Aspen Series Balanced Portfolio, Service                      27              84              143             304
Janus Aspen Series Capital Appreciation Portfolio, Service          27              84              143             304
Janus Aspen Series Flexible Income Portfolio, Service               28              86              147             311
Janus Aspen Series Growth Portfolio, Service                        27              84              143             304
Janus Aspen Series International Growth Portfolio, Service          28              85              145             308
Janus Aspen Series Worldwide Growth Portfolio, Service              28              85              145             307


Notes to Table of Fees and Expenses and Examples

1. The purpose of the Table of Fees and Expenses is to assist you in understanding the various costs and expenses that you will incur directly or indirectly. The Table reflects expenses of the separate account as well as the investment options.

2. There are circumstances under which we will waive or reduce the withdrawal charge.

3. During the accumulation period we will waive this charge if your contract value is $50,000 or more at the time the deduction is to be made.

4. The Fee Table and contract refer to a Product Expense Charge. This charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge. Under certain circumstances we may reduce the charge.

5. The tables do not reflect any premium taxes, which generally range from 0% to 4% depending upon the state or jurisdiction.

6. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001. With respect to the Federated Insurance Series portfolios, the adviser and the shareholder services have voluntarily waived a portion or all of the management fees (including shareholder services fees). The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" would have been as follows: 0.85% for the Federated High Income Bond Fund II, Primary Shares; 0.75% for the Federated Prime Money Fund II; and 1.00% for the Federated Utility Fund II.

7. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

8. The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

9. Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Annual Expenses" would be lower and would equal 0.84% for MFS Emerging Growth Series, 0.86% for MFS Investors Trust Series, 0.84% for MFS Research Series, and 0.89% for MFS Total Return Series.

10. Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Growth, Capital Appreciation, International Growth, Worldwide Growth, and Balanced Portfolios. All expenses are shown without the effect of expense offset arrangements.

11. Expenses are based upon the estimated expenses that the new Service Shares Class of each portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.

12. The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

13. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

14. Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through December 31, 2000 to the extent total annual portfolio expenses exceed 1.25% of the Portfolio's average daily net assets. Absent such an agreement, the other expenses and total annual portfolio expenses for the year ended December 31, 2000 would have been 4.07% and 5.07% for the Lazard Retirement Equity Portfolio and 1.76% and 2.76% for the Lazard Retirement Small Cap Portfolio.

15. With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 0.71%, respectively for the

     Emerging Markets Equity Portfolio; and 0.80% and 0.68%, respectively for the International Magnum Portfolio.

16. The annualized ratios of operating expenses to average net assets for the period ended December 31, 2000 would have been 2.65% without the effect of the investment advisory fee waiver and expense reimbursement provided by the advisor.

17. Operating Expenses for the Worldwide Hard Assets Fund and the Worldwide Emerging Markets Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Adviser agreed to assume expenses on the Worldwide Emerging Markets Fund exceeding 1.30% of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were .16% for the Worldwide Hard Assets Fund, and .33% for the Worldwide Emerging Markets Fund for the year ended December 31, 2000 and Total Expenses were 1.16% and 1.33% respectively.

                                   THE COMPANY

Valley Forge Life Insurance Company, with its administrative office located at 100 CNA Drive, Nashville, TN 37214, is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

                              THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract that we are offering. An annuity is a contract between you, the owner, and us, the insurance company, in which we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation period. Once you begin receiving annuity payments, your contract is in the annuity period.

We will issue the contract as an individual annuity contract in most states, and as a certificate under a group annuity contract in other states. As used in this prospectus, the term contract refers to either: the individual annuity contract, or to a certificate issued under a group annuity contract.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation of the assets in your contract until you take money out of your contract. The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can gain or lose money in any of these options. If you elect the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment option(s) you elect.

You can choose to receive annuity payments on a variable basis, a fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level.

The contract was intended to be sold as a non-qualified contract to individuals seeking retirement savings or other long-term investment purposes. It can also be purchased pursuant to standard IRA, Roth IRA and 403(b) qualified plans. However, if the contract is issued pursuant to a 403(b) plan, it can only be done as a rollover.

                                    PURCHASES
Purchase Payments

A purchase payment is the money you give us to buy the contract. The minimum initial purchase payment amount we will accept is $10,000 for non-qualified contracts, and $2,000 for qualified contracts. Each subsequent purchase payment must be at least $1,000. If you participate in the Electronic Fund Transfer program, the minimum subsequent payment is $100. Unless we agree otherwise, the maximum total of all purchase payments we will accept for the contract is $1,000,000.

Immediate Interest Payments

     We will add an additional 3% to each purchase payment you make during the first contract year. We refer to these amounts as immediate interest payments. Immediate interest payments will be allocated in the same way as your purchase payment.

     If you make a withdrawal anytime during the first contract year, including an exercise of your Free Look Right, (except for withdrawals pursuant to the systematic withdrawal program which are not subject to the withdrawal charge), we will deduct (recapture) pro-rata the immediate interest payments from the amount you withdraw. However, we will not deduct any earnings that resulted from the immediate interest payments. After the first contract year, the immediate interest payments will vest and can be withdrawn at any time.

     We reserve the right to limit immediate interest payments in the future.

The immediate interest payments are subject to certain state insurance laws and may not be available in your state. An immediate interest payment and any of its investment earnings are treated as taxable income.

     Contract charges are deducted from contract value. Therefore, when we credit your contract with immediate interest payments, your contract incurs expenses on the total contract value, which includes the immediate interest payment amount. If you make a withdrawal any time during the first contract year, including an exercise of the Free Look Right, you will forfeit (we will recapture) your immediate interest payments. Since the charges associated with your contract will have been assessed during the first year against the higher amount (that is, the purchase payments plus the immediate interest payment amounts), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the immediate interest payment. We intend to profit from the Product Expense Charge assessed under the contract, including the Product Expense Charges assessed against contract value attributable to immediate interest payments.

Allocation of Purchase Payments

When you purchase a contract, you choose how we will apply your purchase payments among the investment options and the fixed account options. You may change the allocation of purchase payments by written notice to us. Any additional purchase payments will be allocated according to the allocation schedule in effect unless accompanied by written notice requesting a different allocation. Only whole percentages may be applied.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a withdrawal charge. You will generally receive back whatever your contract is worth on the day we receive your request less your immediate interest payment.

In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). We reserve the right to allocate your purchase payment to a money market fund, or similar investment option, for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If you exercise your free look right, we will return the greater of your contract value less any immediate interest payments or your purchase payments.

Allocation. Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days except as described in the paragraph before this one. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange's normal business day ends, usually 4:00 p.m. Eastern time.

                               INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to one of our fixed account options or to one or more of the investment options which are listed below. Additional investment options may be available in the future.

You should read this prospectus and the accompanying prospectuses for the investment options carefully before investing. Certain investment options contained in the fund prospectuses may not be available with your contract. Also, some of the investment options may not be available in your state.

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Utility Fund II (seeks high current income and moderate capital appreciation by investing in securities of utility companies)

THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.
Alger American Growth Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio
Alger American Leveraged AllCap Portfolio

FIRST EAGLE SOGEN VARIABLE FUNDS, INC. (formerly, SoGen Variable
   Funds, Inc.)
Advised by Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle SoGen Overseas Variable Fund (formerly, SoGen Overseas
   Variable Fund)

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund

VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class and VARIABLE INSURANCE PRODUCTS FUND II (VIP II), Initial Class Advised by Fidelity Management & Research Company Fidelity VIP II Asset Manager Portfolio Fidelity VIP II Contrafund Portfolio (seeks long-term capital appreciation) Fidelity VIP Equity-Income Portfolio Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management
MFS Emerging Growth Series

MFS Investors Trust Series (seeks long-term growth of capital and, secondarily, current income) MFS Research Series (seeks long-term capital growth and future income) MFS Total Return Series

JANUS ASPEN SERIES, Institutional Shares Advised by Janus Capital Corporation Janus Aspen Series Capital Appreciation Portfolio Janus Aspen Series Growth Portfolio Janus Aspen Series Balanced Portfolio Janus Aspen Series Flexible Income Portfolio Janus Aspen Series International Growth Portfolio Janus Aspen Series Worldwide Growth Portfolio

JANUS ASPEN SERIES,  Service  Shares
Advised by Janus  Capital  Corporation
Janus Aspen Series Capital Appreciation Portfolio Janus Aspen Series Growth Portfolio Janus Aspen Series Balanced Portfolio Janus Aspen Series Flexible Income Portfolio Janus Aspen Series International Growth Portfolio Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management, L.P.
Alliance Premier Growth Portfolio
Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.
American Century VP Income & Growth Fund
American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 2 Shares Templeton Developing Markets Securities Fund Advised by Templeton Asset Management Ltd. Templeton Asset Strategy Fund
Advised by Templeton Investment Counsel, LLC

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management
Lazard Retirement Equity Portfolio
Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management
Morgan Stanley International Magnum Portfolio
Morgan Stanley Emerging Markets Equity Portfolio

The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.

An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into certain arrangements under which we are reimbursed by the investment options' advisers, distributors and/or affiliates for the administrative services which we provide to the funds.

Fixed Account Options

During the accumulation period, you may allocate purchase payments and contract values to one of our fixed account options. Fixed Account I is part of our general account, and will offer a uniform interest rate guaranteed by us. At our discretion, we may declare an excess interest rate for this account.

Fixed Account II offers various interest rates and time periods from which to select. We have segregated our assets in Fixed Account II from our General Account. The interest rates offered by Fixed Account II will depend on the time period you select. In certain circumstances, if you withdraw your money from the account before the expiration of the time period you may be subject to an interest adjustment. The adjustment may be positive or negative.

Fixed Account I and II are not available in all states.

Transfers

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

     You can make transfers by telephone or by other mutually agreed upon communication medium. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

Transfers are subject to the following:

     1. Currently, during the accumulation period, you can make 12 transfers every contract year without charge.

     2. We will assess a $25 transfer fee for each transfer during the accumulation period in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the Free Look Period by us and any transfers made pursuant to the Dollar Cost Averaging Option and the Automatic Transfer Option will not be counted in determining the application of any transfer fee.

     3. The minimum amount which you can transfer is $500 or your entire value in the investment option or any fixed account option, if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging Option or the Automatic Transfer Option.

     4.   You may not make a  transfer  until  after  the end of the  Free  Look
          Period.

     5. A transfer will be effected as of the end of the business day when we receive an acceptable transfer request containing all required information. The required information includes the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

     6. We are not liable for a transfer made in accordance with your instructions.

     7. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of any fixed account option.

     8. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

          a.   the requirement of a minimum time period between each transfer;

          b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

          c. limiting the dollar amount that may be transferred between investment options by an owner at any one time.

      9. Transfers do not change your allocation instructions for future purchase payments.

     10. Transfers made during the annuity period are also subject to the following:

          a. you may make 4 transfers each contract year between investment options or from the investment options to the general account;

          b. you may not make a transfer from the general account to an investment option; and

          c. you may not make a transfer within 3 business days of the annuity payment date.

Dollar Cost Averaging Option

We offer two Dollar Cost Averaging Options (Program I and Program II). A Dollar Cost Averaging Option allows you to systematically transfer a set amount from our dollar cost averaging account to any investment option or Fixed Account I. If you select Dollar Cost Averaging, we will open a dollar cost averaging account for you. (You can only have one Dollar Cost Averaging account in operation at one time.) By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar Cost Averaging is available only during the accumulation period.

Under Program I, you must have at least $1,000 allocated to dollar cost averaging. The funds allocated will be placed in the Money Market Fund. The minimum amount which can be transferred each month is $100. We guarantee that the interest we credit to your dollar cost averaging account will be at least equal to that credited to Fixed Account I. We may, at our discretion, credit excess interest greater than that credited to Fixed Account I.

Under Program II, you must have at least $5,000 in the dollar cost averaging account. Transfers must occur for a period of 6 or 12 months. We guarantee that the interest we credit to your dollar cost averaging account will be at least equal to that credited to Fixed Account I. We may, at our discretion, credit excess interest greater than that credited to Fixed Account I.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Option. If you participate in the Dollar Cost Averaging Option, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this option. If this option is terminated, all money remaining in the dollar cost averaging account will be transferred to Fixed Account I or into the Money Market Fund if Fixed Account I is not available.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Option through periods of fluctuating price levels.

If you participate in a Dollar Cost Averaging option, you may not also participate in the Systematic Withdrawal Program or the Automatic Transfer Option.

Automatic Transfer Option

Once your money has been allocated among the investment choices, the performance of the elected options may cause your allocation to shift. You can direct us to automatically rebalance amounts in selected investment options and Fixed Account I to return to your original percentage allocations by selecting our Automatic Transfer Option.

The Automatic Transfer Option is available only during the accumulation period. You have the choice of rebalancing quarterly, semi-annually or annually. Allocation percentages must be in whole numbers and are subject to the minimums stated in your contract.

If you participate in the Automatic Transfer Option, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Option or Systematic Withdrawal Program if you participate in the Automatic Transfer Option.

Example:

     Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the MFS Investors Trust Series and 20% to be in the Janus Aspen Series International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the MFS Investors Trust Series now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the MFS Investors Trust Series to bring its value back to 80% and use the money to buy more units in the Janus Aspen Series International Growth Portfolio to increase those holdings to 20%.

Substitution and Limitation on Further Investment

We may substitute one of the investment options you have elected with another investment option. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intent to take either of these actions.

                                    EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Contract Maintenance Charge

Every year on the anniversary of the date when your contract was issued, we deduct a $30 contract maintenance charge from your contract. We reserve the right to change the charge but it will never be more than $50 per year. This charge may be increased only for contracts sold after we amend the prospectus. The charge is deducted pro rata from your selected investment options and fixed account options. This charge is for administrative expenses associated with your contract.

During the accumulation period, we will not deduct this charge if the value of your contract is $50,000 or more. If you make a total withdrawal on a day other than a contract anniversary and your contract value for the business day when the total withdrawal is made is less than $50,000, the full contract maintenance charge will be deducted at the time of the total withdrawal.

Product Expense Charge

Each business day we make a deduction for our Product Expense Charge. The Product Expense Charge is equal to 1.40% (on an annual basis).

This charge is included in part of our calculation of the value of the accumulation units and the annuity units. This charge is for the guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. We may use any profits we make from this charge to pay for the costs of distributing the contract.

Withdrawal Charge

During the accumulation period, you can make withdrawals from your contract. We keep track of each purchase payment. Subject to the free withdrawal amount and other waivers discussed below, if you make a withdrawal and it has been fewer than the stated number of years since you made your purchase payment, we will assess a withdrawal charge.

WITHDRAWAL CHARGE: (as a percentage of purchase payments withdrawn)

--------------------------------------------------------------------------
CONTRACT YEAR                                                WITHDRAWAL
SINCE RECEIPT OF PURCHASE PAYMENT                               CHARGE

--------------------------------------------------------------------------

1..........................................................  7%
2..........................................................  7%
3..........................................................  6%
4..........................................................  6%
5..........................................................  5%
6..........................................................  4%
7..........................................................  3%
8 and thereafter...........................................  0%

Each purchase payment has its own withdrawal charge period. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted first from any earnings, and then from any purchase payments in your contract.

Waiver and Reduction of the Withdrawal Charge

     Free Partial Withdrawals. We do not apply a withdrawal charge against the earnings withdrawn from your contract. Also, after the first contract year (and during the first year under our Systematic Withdrawal Program) you may withdraw each contract year free from any withdrawal charge an amount equal to 10% of the greater of the following:

     * your total purchase payments, less prior withdrawals, as of the first business day of the contract year;

     * or your contract value as of the business day we receive your written notice for the withdrawal.

This right is non-cumulative and we reserve the right to limit the number of free partial withdrawals in any contract year.

For purposes of determining whether a withdrawal charge applies, we take out amounts from your contract in the following order:

1.   the 10% free partial withdrawal amount described above;
2.   purchase payments from oldest to newest; and then
3.   earnings in excess of 1 and 2 above.

Waiver of Withdrawal Charges Under Terminal Illness-Confinement Benefit. Under the conditions set out in the waiver of withdrawal charge for Terminal Illness or Confinement Rider to your contract, if you were 75 or younger on the contract date we will waive 100% of the withdrawal charge (25% if you were 76 or older on the contract date) when:

     *    you become confined for at least 30 consecutive days; or

     * you have been diagnosed with a terminal illness after the contract is issued (which means you are not expected to live more than 12 months).

You can elect this benefit only if the contract is at least 30 days old. This benefit varies from state to state and may not be available in your state.

Tax Charges

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of your contract for them. Some of these taxes are due when the contract is issued, and others are due when annuity payments begin. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

We will charge $25 for each additional transfer in excess of the 12 free transfers permitted. The transfer fee is deducted from the amount which is transferred. Transfers made at the end of the Free Look Period by us and any transfers made pursuant to the Dollar Cost Averaging Option or Automatic Transfer Option will not be counted in determining the application of any transfer fee.

Income Taxes

We will deduct from your contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

Investment Option Expenses

There are deductions from and expenses paid out of the assets of the various investment options which are described in the attached fund prospectuses.

                                 CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our available fixed account options. Your interest in the investment option(s) will vary depending upon the performance of the investment options you choose.

Accumulation Units

In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the annuity period of your contract we call the unit an annuity unit. Every business day we determine the value of an accumulation unit and an annuity unit. We do this by:

     1.   determining  the  change  in  investment   experience  (including  any
          charges) for the investment option from the previous business day to the current business day;

     2. subtracting our product expense charge and any other charges such as taxes we have deducted; and

     3. multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a withdrawal, we debit from your contract accumulation units representing the withdrawal. We also debit accumulation units when we deduct certain charges under the contract.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and the result is reflected in the value of your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MFS Investors Trust Series. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MFS Investors Trust Series is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MFS Investors Trust Series.

                           ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     *    by making a withdrawal (either a partial or a complete withdrawal); or

     *    by electing to receive annuity payments; or

     *    by receiving a death benefit.

Withdrawals Made During the Accumulation Period

You may withdraw all, or part, of your contract value at any time during the accumulation period. If you make a withdrawal you will receive the value of your contract on the day you made the withdrawal, less any applicable charges.

Unless you instruct us otherwise, any partial withdrawal will be made pro-rata from all the investment options and any fixed account option(s) you elected. Under most circumstances, the amount of any partial withdrawal must be for at least $500, or your entire interest in any fixed account or investment option.

We require that you have a contract value of $1,000 in any investment option or $500 in any fixed account option after any partial withdrawal. We require that you leave at least $10,000 in the contract after a partial withdrawal for non-qualified contracts and $2,000 for qualified contracts. We may terminate your contract and pay you the withdrawal value (contract value less any charges and applicable interest adjustment for Fixed Account II) if you make a withdrawal before the annuity date of an amount which results in your contract value falling below the minimum amount. We will notify you of our intent to terminate the contract. The contract will automatically terminate unless we receive additional purchase payments in excess of the minimum amount within 30 days.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

THERE ARE LIMITS TO THE AMOUNT YOU CAN WITHDRAW FROM A QUALIFIED PLAN REFERRED TO AS A 403(b) PLAN (TSA). For a more complete explanation see the discussion in the taxes section and the discussion in the statement of additional information.

Systematic Withdrawal Program

We will make payments (deposited directly to your checking account) to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). Withdrawals may be made from any investment option or Fixed Account I.

Each payment must be at least $100. If there are insufficient funds in the selected investment options or Fixed Account I, we will take amounts from remaining investment options and fixed account options. These payments may be subject to the withdrawal charges. See "Expenses - Withdrawal Charge."

Minimum Distribution Option. If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Systematic Withdrawal Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

                                  DEATH BENEFIT

Death of Contract Owner During the Accumulation Period

If you or your joint owner die during the accumulation period, a death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death Benefit Amount During the Accumulation Period

The minimum guaranteed death benefit amount provided in your contract is the greater of:

     1. the total amount of purchase payments made, less any adjusted withdrawals and applicable withdrawal charges; or

     2. your contract value as of the end of the normal business day during which we receive both due proof of death and election for the payment method.

The adjusted withdrawal amount depends upon the relationship between the contract value and the minimum guaranteed death benefit. If the contract value equals or exceeds the minimum guaranteed death benefit at the time of withdrawal, the adjusted withdrawal will equal 100% of the actual withdrawal amount. If the contract value is less than the minimum guaranteed death benefit at the time of withdrawal, the adjusted withdrawal will equal the actual withdrawal times the ratio of the minimum guaranteed death benefit to the contract value.

     The following examples illustrate the effect of an adjusted withdrawal under element 1 as described above:

--------------------------------------------------------------------------
 1)  Purchase Payment:.........................................  $200,000
     Contract Value:...........................................  $250,000
     Minimum Guaranteed Death Benefit (under element 1):.......  $200,000
     Partial Withdrawal:.......................................  $ 30,000
--------------------------------------------------------------------------

Since at the time of the partial withdrawal, the contract value ($250,000) equals or exceeds the minimum guaranteed death benefit ($200,000), then the adjusted withdrawal will equal the actual withdrawal ($30,000) resulting in a new minimum guaranteed death benefit under element 1 of $170,000
($200,000-$30,000).

--------------------------------------------------------------------------
 2)  Purchase Payments:........................................  $200,000
     Contract Value:...........................................  $150,000
     Minimum Guaranteed Death Benefit (under element 1):.......  $200,000
     Partial Withdrawal:.......................................  $ 30,000
---------------------------------------------------------------------------

Since at the time of the partial withdrawal, the contract value ($150,000) is less then the minimum guaranteed death benefit ($200,000), then the reduction will equal the actual withdrawal ($30,000) times the ratio of the minimum guaranteed death benefit to the contract value

                    ($30,000 x 200,000  = $40,000)
                               150,000

resulting in a new minimum guaranteed death benefit under element 1 of $160,000 ($200,000 - $40,000).

Contract value for purposes of the death benefits is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. It remains in an investment option and/or any fixed account option until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

Death Benefit Options During the Accumulation Period

Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation period. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

Option 1 - lump sum payment of the death benefit; or

Option 2 - the payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

Option 3 - payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

Death of Contract Owner During the Annuity Period

If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the annuity period, the beneficiary becomes the owner.

Death of Annuitant

Upon the death of the annuitant, who is not the owner, during the accumulation period, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                               ANNUITY PROVISIONS

Under the contract you can receive regular income payments. You can choose the day, month and year in which those payments begin. We call that date the annuity date. The annuity date cannot be after the 28th of any month. You can also choose among income plans. We call those annuity payments.


Your annuity date must be at least 1 contract year from the date you purchase the contract. Annuity payments must begin by the annuitant's 95th birthday or earlier if required by law. The annuitant is the person whose life we look to when we make annuity payments.

During the annuity period, you have the same investment choices you had just before the start of the annuity period. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

General Account

During the annuity period, you can elect to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect this option, the payments you receive will remain level. This option is only available during the annuity period.

Annuity Payment Amount

If you choose to have your payments come from the General Account, the payment will not vary. If you choose to have any portion of your annuity payment come from the investment option(s), the dollar amount of your payment from the investment option(s) will depend upon four things:

     * the value of your contract in the investment option(s) on the annuity date;

     * the 3% assumed investment rate used in the annuity table for the contract;

     *    the performance of the investment options you selected; and

     * if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions, your annuity payments will decrease.

Annuity Payment Options

You can choose one of the following annuity payment options. Annuity payments start at least 30 days from the annuity date, provided the annuitant is alive. Once annuity payments begin, you cannot change the annuity payment option. All annuity payments are made to you unless you direct us otherwise. If you do not choose an annuity payment option at the time you purchase the contract, we will assume that you selected Option 4 with a 10 year period certain.

Option 1 - Payment Certain. Under this option we pay you the value of your contract applied to the option in equal installments, as specified by you. The minimum time period over which you can elect this option is 6 years. The total payments in a year must be at least 5% of the value you apply to this option. You may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.

Option 2 - Period Certain. Under this option we make equal payments over a designated period between 6 and 30 years, as chosen by you. You may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.

Option 3 - Life Annuity. Under this option we make monthly payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

Option 4 - Life Annuity with a Period Certain. Under this option we make monthly annuity payments until the later of the death of the annuitant or a designated period between 6 and 30 years, as chosen by you. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, the monthly payments will continue during the remainder of the stated period. If the annuitant dies before we have made all of the payments within the selected period, you may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.

Option 5 - Joint Life and Survivor Annuity. Under this option we make monthly payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last payment due prior to the death of the survivor.

Additional Options. We may make other options available.

                                      TAXES

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual.

You should consult your own tax adviser about your own circumstances. We have included a more comprehensive discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts


If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. (The penalty is increased to 25% for withdrawals from SIMPLE IRAs during the first two years.) Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;

     (9)  paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) up to $10,000 for qualified first time home buyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities.

Withdrawals can only be made when an owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his/her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code); or

     (5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

                                   PERFORMANCE

We periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the product expense charge and the fees and expenses of the investment options. It does not reflect the deduction of any contract maintenance charge or withdrawal charge. The deduction of any contract maintenance charge or withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the product expense charge, contract maintenance charge and withdrawal charges and the fees and expenses of the investment options.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the Variable Account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

                                OTHER INFORMATION

The Variable Account

We established a variable account, Valley Forge Life Insurance Company Variable Annuity Separate Account (Variable Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Variable Account under Pennsylvania insurance law on February 12, 1996. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

Voting Rights

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Distributor

CNA Investor Services, Inc. ("CNAISI") serves as the distributor for the contracts. CNAISI is located at 100 CNA Drive, Nashville, Tennessee, 37214.

Commissions will be paid to agents and broker-dealers who sell the contracts. Such agents and broker-dealers will be paid commissions up to 6% of purchase payments and may be paid an additional annual trail commission of up to 1% of contract value.


We will award American Airlines
mileage program miles pursuant to the AAdvantage Program based on the amount of your initial purchase payment. Additional miles may be awarded as a result of subsequent purchase payments. We reserve the right to determine the number of miles, if any, awarded with each purchase payment we receive. American Airlines may find it necessary to change AAdvantage Program rules, regulations, travel awards and special offers at any time. This means that American may initiate changes impacting , for example, participant affiliations, rules for earning mileage credit, mileage levels and rules for the use of travel awards, continued availability of travel awards, blackout dates and limited seating for travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage Program with six months notice. AAdvantage travel awards, mileage accrual and special offers are subject to government regulations. American Airlines is not responsible for products or services offered by other participating companies.

Ownership

Owner. You, as the owner of the individual contract or as a certificate owner under a group contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

Beneficiary

The following information applies to the beneficiary:

     * the beneficiary is the person(s) or entity you name to receive any death benefit;

     * the beneficiary is named at the time the contract is issued unless changed at a later date;

     * unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Annuitant

The following information applies to the annuitant:

     *    you choose the annuitant at the time you buy the contract;

     *    you may change the annuitant prior to the annuity date;

     *    any change of annuitant is subject to our consent; and

     * you cannot change the annuitant in a contract which is owned by a non-individual.

Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3.   an  emergency  exists as a result of which  disposal  of shares of the
          investment  options  is  not  reasonably   practicable  or  we  cannot
          reasonably value the shares of the investment options;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from any fixed account option for the period permitted by law but not for more than six months.

Financial Statements

Our financial statements and the financial statements of the Variable Account have been included in the Statement of Additional Information.

Additional Information

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a postcard for that purpose.

The Table of Contents of this statement is as follows:

Company
Experts
Legal Opinion
Distribution
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The Variable Account commenced operations in 1997. Following are the number of Accumulation Units outstanding and their values at inception, at December 31, 1998, December 31, 1999 and December 31, 2000. This information should be read in conjunction with the financial statements, including related notes, for the Variable Annuity Separate Account (as well as the independent auditor's report thereon) which are included in the Statement of Additional Information ("SAI"). The SAI, having the same date as this prospectus and providing additional information about the Contract and the Variable Account, has been filed with the SEC and is incorporated herein by reference.

     The audited financial statements of VFL (as well as the independent auditor's report thereon) appear in the SAI.



                           Federated        Federated      Federated High      Fidelity VIP    Fidelity VIP II      Fidelity VIP II
                          Prime Money        Utility         Income Bond      Equity-Income     Asset Manager        Index 500
                            Fund II          Fund II           Fund II          Portfolio       Portfolio            Portfolio
                       (Inception Date:  (Inception Date: (Inception Date:  (Inception Date:  (Inception Date:   (Inception Date:
                           11/04/96)         11/04/96)        11/04/96)         11/04/96)         11/04/96)          11/04/96)
                          -----------       ---------       ------------      -------------     -------------       -----------
Unit value at
inception                     $ 10.00         $ 10.00            $ 10.00          $ 10.00             $ 10.00           $ 10.00
Unit value at
December 31, 1997              $ 1.00         $ 14.29            $ 10.95          $ 24.28             $ 18.01          $ 114.39
Unit value at
December 31, 1998              $ 1.00         $ 15.27            $ 10.92          $ 25.42             $ 18.16          $ 141.25
Units outstanding
at December 31, 1998        5,562,204         110,914            289,997          167,760             124,340            75,681
Unit value at
December 31, 1999              $ 1.00         $ 14.35            $ 10.24          $ 25.71             $ 18.67          $ 167.41
Units outstanding
at December 31, 1999       29,668,324         226,331            474,339          309,669             315,317           144,888
Unit value at
December 31, 2000              $ 1.00         $ 12.44             $ 8.46          $ 25.52             $ 16.00          $ 149.53
Units outstanding
at December 31, 2000       34,221,608         458,912            743,446          531,547             554,293           320,139


                                          Alger American                          Alger              Alger
                        Fidelity VIP II        Small             Alger            American         American             MFS
                          Contrafund      Capitalization      American        MidCap Growth       Leveraged           Emerging
                           Portfolio        Portfolio      Growth Portfolio     Portfolio      AllCap Portfolio    Growth Series
                      (Inception Date:  (Inception Date:  (Inception Date:  (Inception Date:   (Inception Date:  (Inception Date:
                          11/04/96)         11/04/96)          11/04/96)        11/04/96)           5/01/00)         11/04/96)
                          -----------    ---------------  -----------------   -------------   ------------------  ---------------
Unit value at
inception                     $ 10.00         $ 10.00             $ 10.00           $ 10.00           $ 10.00           $ 10.00
Unit value at
December 31, 1997             $ 19.94         $ 43.75             $ 42.76           $ 24.18               $ -           $ 16.14
Unit value at
December 31, 1998             $ 24.44         $ 43.97             $ 53.22           $ 28.87               $ -           $ 21.47
Units outstanding
at December 31, 1998          151,818          36,417             102,309            40,631                 -           136,181
Unit value at
December 31, 1999             $ 29.15         $ 55.15             $ 64.38           $ 32.23               $ -           $ 37.94
Units outstanding
at December 31, 1999          405,821          71,289             297,049           119,877                 -           283,821
Unit value at
December 31, 2000             $ 23.74         $ 23.49             $ 47.27           $ 30.62           $ 38.80           $ 28.84
Units outstanding
at December 31, 2000        1,258,705         456,219             819,980           998,064            55,242           955,406

                              MFS             MFS                                               First Eagle          Van Eck
                           Research        Investors       MFS Limited        MFS Total       SoGen Overseas      Worldwide Hard
                            Series        Trust Series    Maturity Series    Return Series     Variable Fund       Assets Fund
                      (Inception Date: (Inception Date:  (Inception Date:  (Inception Date:  (Inception Date:   (Inception Date:
                           11/04/96)        11/04/96)        11/04/96)         11/04/96)          11/04/96)           11/04/96)
                          -----------     -------------   ----------------   ---------------   ---------------    ----------------
Unit value at
inception                     $ 10.00         $ 10.00             $ 10.00           $ 10.00           $ 10.00           $ 10.00
Unit value at
December 31, 1997             $ 15.79         $ 16.44             $ 10.01           $ 16.63            $ 9.77           $ 15.72
Unit value at
December 31, 1998             $ 19.05         $ 20.11             $ 10.16           $ 18.12           $ 10.07            $ 9.20
Units outstanding at
December 31, 1998              88,093         118,618             101,531           104,481           202,429            15,342
Unit value at
December 31, 1999             $ 23.34         $ 21.31              $ 9.81           $ 17.75           $ 14.18           $ 10.96
Units outstanding
at December 31, 1999          199,716         245,559             202,348           273,825           234,356            33,193
Unit value at
December 31, 2000             $ 20.80         $ 21.01             $ 10.40           $ 19.59           $ 14.01           $ 12.07
Units outstanding
at December 31, 2000          427,677         481,006               1,483           483,730           403,155            49,897

                                  Van Eck Janus
                           Worldwide      Aspen Capital        Janus             Janus              Janus           Janus Aspen
                            Emerging      Appreciation      Aspen Growth      Aspen Balanced    Aspen Flexible     International
                          Markets Fund      Portfolio        Portfolio          Portfolio      Income Portfolio   Growth Portfolio
                        (Inception Date:  (Inception Date:  (Inception Date:  (Inception Date:  (Inception Date:   (Inception Date:
                           11/04/96)        8/31/99)           8/31/99)           8/31/99)         8/31/99)            8/31/99)
                         ------------      -----------    ---------------     ---------------   ---------------   -----------------
Unit value at
inception                     $ 10.00         $ 10.00             $ 10.00           $ 10.00           $ 10.00           $ 10.00
Unit value at
December 31, 1997             $ 11.00             $ -                 $ -               $ -               $ -               $ -
Unit value at
December 31, 1998              $ 7.12             $ -                 $ -               $ -               $ -               $ -
Units outstanding
at December 31, 1998           56,387               -                  -                  -                 -                 -
Unit value at
December 31, 1999             $ 14.26         $ 33.17             $ 33.65           $ 27.92           $ 11.42           $ 38.67
Units outstanding
at December 31, 1999           75,953         247,894              85,162           128,253            18,028            18,731
Unit value at
December 31, 2000              $ 8.29         $ 26.79             $ 26.48           $ 24.31           $ 11.46           $ 30.90
Units outstanding
at December 31, 2000          178,280       1,131,421             876,218           933,264           323,827           480,827

                          Janus Aspen       Alliance                            American           American          Templeton
                           Worldwide         Premier       Alliance Growth       Century           Century       Developing Markets
                            Growth           Growth          and Income         VP Income          VP Value          Securities
                           Portfolio        Portfolio         Portfolio       & Growth Fund         Fund               Fund
                       (Inception Date: (Inception Date: (Inception Date:   (Inception Date:  (Inception Date:   (Inception Date:
                           8/31/99)         02/11/00)        02/11/00)         02/11/00)          02/11/00)          02/11/00)
                          -----------       ---------      ----------------   -------------     -------------   -------------------
Unit Value at
inception                     $ 10.00         $ 10.00             $ 10.00           $ 10.00           $ 10.00           $ 10.00
Unit value at
December 31, 1997                 $ -             $ -                 $ -               $ -               $ -               $ -
Unit value at
December 31, 1998                 $ -             $ -                 $ -               $ -               $ -               $ -
Units outstanding
at December 31, 1998                -               -                   -                 -                 -                 -
Unit value at
December 31, 1999             $ 47.75             $ -                 $ -               $ -               $ -               $ -
Units outstanding
at December 31, 1999           57,246               -                   -                 -                 -                 -
Unit value at
December 31, 2000             $ 36.98         $ 31.93             $ 23.06            $ 7.11            $ 6.67            $ 5.22
Units outstanding
at December 31, 2000          647,633         162,057             255,091           220,009           206,961            34,068

                           Templeton          Lazard           Lazard         Morgan Stanley     Morgan Stanley
                             Asset          Retirement       Retirement       International     Emerging Markets
                           Strategy          Equity           Small Cap          Magnum             Equity
                             Fund           Portfolio         Portfolio         Portfolio         Portfolio
                        (Inception Date:  (Inception Date: (Inception Date:  (Inception Date:   (Inception Date:
                           02/11/00)           02/11/00)        02/11/00)         02/11/00)           02/11/00)
                        --------------    -------------    --------------    ---------------    -----------------
Unit value at
inception                     $ 10.00         $ 10.00             $ 10.00           $ 10.00           $ 10.00
Unit value at
December 31, 1997                 $ -             $ -                 $ -               $ -               $ -
Unit value at
December 31, 1998                 $ -             $ -                 $ -               $ -               $ -
Units outstanding
at December 31, 1998                -               -                   -                 -                 -
Unit value at
December 31, 1999                 $ -             $ -                 $ -               $ -               $ -
Units outstanding
at December 31, 1999                -               -                   -                 -                 -
Unit value at
December 31, 2000             $ 19.13         $ 10.20             $ 11.75           $ 11.78            $ 7.09
Units outstanding
at December 31, 2000            7,864          87,025              88,669            75,025            29,980


VALLEY FORGE LIFE INSURANCE COMPANY
Investment Products
100 CNA Drive
Nashville, TN 37214
ATTN: INVESTMENT PRODUCTS

----------------------------------------------------------------------------


Please send me, at no charge, the Statement of Additional Information dated May 1, 2001 for the Annuity Contract issued by Valley Forge Life Insurance Company.

               (Please print or type and fill in all information)


Name

--------------------------------------------------------------------------------

Address

--------------------------------------------------------------------------------

City                       State                                     Zip Code

--------------------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                     FLEXIBLE PREMIUM DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACT

                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                                       AND

                       VALLEY FORGE LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001, FOR THE FLEXIBLE PREMIUM DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: INVESTMENT PRODUCTS, 100 CNA DRIVE, NASHVILLE, TN 37214,
(800) 262-1755.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.



                                TABLE OF CONTENTS
                                                                            Page

COMPANY  .......................................................................

EXPERTS ........................................................................

LEGAL OPINIONS..................................................................

DISTRIBUTION....................................................................
         Reduction of the Withdrawal Charge.....................................

CALCULATION OF PERFORMANCE INFORMATION..........................................
         Total Return...........................................................
         Historical Unit Values.................................................
         Reporting Agencies.....................................................
         Performance Information................................................

FEDERAL TAX STATUS..............................................................
         Diversification........................................................
         Multiple Contracts.....................................................
         Partial 1035 Exchanges.................................................
         Contracts Owned by Other than Natural Persons..........................
         Tax Treatment of Assignments...........................................
         Gifting a Contract.....................................................
         Death Benefits.........................................................
         Income Tax Withholding.................................................
         Tax Treatment of Withdrawals - Non-Qualified Contracts.................
         Withdrawals - Investment Adviser Fees..................................
         Qualified Plans........................................................
         Tax Treatment of Withdrawals - Qualified Contracts.....................
         Tax-sheltered Annuities - Withdrawal Limitations.......................

ANNUITY PROVISIONS..............................................................
         Variable Annuity.......................................................
         Fixed Annuity..........................................................
         Annuity Unit...........................................................
         Net Investment Factor..................................................
         Expense Guarantee......................................................

FINANCIAL STATEMENTS............................................................

                                     COMPANY

Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                    EXPERTS

The financial statements of Valley Forge Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph as to an accounting change), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account as of and for the year ended December 31, 2000 (for the two years ended December 31, 2000 with respect to the statements of changes in net assets) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Fort Lauderdale, Florida has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by Jeffery Hoelzel.

                                  DISTRIBUTION

CNA Investor Services, Inc. ("CNAISI") acts as the distributor. CNAISI is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OF THE WITHDRAWAL CHARGE. The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


     1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

     4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN. From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.40% product expense charge, the contract maintenance charge, the expenses for the underlying investment option being advertised and any applicable withdrawal charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV
Where:

         P=                a hypothetical initial payment of $1,000
         T=                average annual total return
         n=                number of years
         ERV=              ending  redeemable  value  at the  end  of  the  time
                           periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge or contract maintenance charge. The deduction of any withdrawal charge or contract maintenance charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

HISTORICAL UNIT VALUES. The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. The Company may also distribute sales literature which compares the performance of the Accumulation unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION. The Accumulation units invest in the portfolios of Federated Insurance Series, The Alger American Fund, First Eagle SoGen Variable Funds, Inc., Van Eck Worldwide Insurance Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II, MFS Variable Insurance Trust, Janus Aspen Series, Alliance Variable Products Series Fund, American Century Variable Portfolios, Inc., Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series and the Universal Institutional Funds, Inc. In order to demonstrate how the investment experience of the these portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. Performance figures for the accumulation units will reflect the product expense charges as well as the portfolio expenses. There are also performance figures for the accumulation units which reflect the product expense charges, contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

The following charts reflect performance information for the Investment Options of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Variable Account first invested in the Investment Option. Chart 2 reflects performance information commencing from the inception date of the underlying Investment Option (which date may precede the inception date that the Variable Account first invested in the underlying Investment Option).

  Chart 1 Total Return for the Periods Ended December 31, 2000:
  (reflects all charges)


                                                                             Column A (reflects all charges)
                                                    -------------------------------------------------------------------------------
                                                     VARIABLE ACCOUNT
                                                      INCEPTION DATE                                                        Since
INVESTMENT OPTION                                       IN PORTFOLIO           1 YR        3 YR         5 YR       10 YR   Inception
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                     02/11/00              NA          NA           NA          NA      22.54%
Alliance Premier Growth Portfolio                        02/11/00              NA          NA           NA          NA     -23.18%
American Century VP Income and Growth Fund               02/11/00              NA          NA           NA          NA     -11.40%
American Century VP Value Fund                           02/11/00              NA          NA           NA          NA      38.01%
Federated High Income Bond Fund II                       11/04/96         -17.59%      -5.35%           NA          NA      -0.11%
Federated Prime Money Fund II                            11/04/96          -4.69%       0.67%           NA          NA       1.59%
Federated Utility Fund II                                11/04/96         -17.52%      -1.96%           NA          NA       5.62%
Fidelity VIP II Asset Manager Portfolio                  11/04/96         -12.57%       3.45%           NA          NA       8.00%
Fidelity VIP II Contrafund Portfolio                     11/04/96         -15.23%      11.18%           NA          NA      15.12%
Fidelity VIP Equity-Income Portfolio                     11/04/96          -0.39%       5.17%           NA          NA      11.30%
Fidelity VIP II Index 500 Portfolio                      11/04/96         -17.87%       8.40%           NA          NA      14.77%
First Eagle SoGen Overseas Variable Fund                 11/04/96          -1.64%      13.24%           NA          NA       8.35%
Templeton Asset Strategy Fund                            02/11/00              NA          NA           NA          NA      -6.64%
Templeton Developing Markets Securities Fund             02/11/00              NA          NA           NA          NA     -39.03%
Alger American Growth Portfolio                          11/04/96         -23.26%      15.62%           NA          NA      17.83%
Alger American Leveraged AllCap Portfolio                05/01/00              NA          NA           NA          NA     -40.94%
Alger American MidCap Growth Portfolio                   11/04/96           0.36%      19.93%           NA          NA      18.57%
Alger American Small Capitalization Portfolio            11/04/96         -35.51%       2.80%           NA          NA       4.90%
Janus Aspen Series Balanced Portfolio-Institutional      08/31/99         -10.94%          NA           NA          NA       1.51%
Janus Aspen Series Capital Appreciation Portfolio-Inst.  08/31/99         -26.63%          NA           NA          NA       3.10%
Janus Aspen Series Flexible Income Portfolio-Inst.       08/31/99          -2.53%          NA           NA          NA      -2.17%
Janus Aspen Series Growth Portfolio, Institutional-Inst. 08/31/99         -23.04%          NA           NA          NA      -2.74%
Janus Aspen Series International Growth Portfolio-Inst.  08/31/99         -24.41%          NA           NA          NA      16.75%
Janus Aspen Series Worldwide Growth Portfolio-Inst.      08/31/99         -24.15%          NA           NA          NA       7.56%
Janus Aspen Series Balanced Portfolio - Service*         05/01/01         -11.19%          NA           NA          NA       1.26%





Janus Aspen Series Capital Appreciation Portfolio-Service*05/01/01        -26.88%          NA           NA          NA       2.85%
Janus Aspen Series Flexible Income Portfolio - Service*   05/01/01         -2.78%          NA           NA          NA      -2.42%
Janus Aspen Series Growth Portfolio - Service*            05/01/01        -23.29%          NA           NA          NA      -2.99%
Janus Aspen Series International Growth Portfolio-Service*05/01/01        -24.66%          NA           NA          NA      16.50%
Janus Aspen Series Worldwide Growth Portfolio - Service*  05/01/01        -24.40%          NA           NA          NA       7.31%
Lazard Retirement Equity Portfolio                        02/11/00             NA          NA           NA          NA       6.19%
Lazard Retirement Small Cap Portfolio                     02/11/00             NA          NA           NA          NA      16.25%
MFS Emerging Growth Series                                11/04/96        -28.03%      20.60%           NA          NA      19.81%
MFS Investors Trust Series                                11/04/96         -8.84%       5.64%           NA          NA      11.90%
MFS Research Series                                       11/04/96        -13.48%       9.83%           NA          NA      12.64%
MFS Total Return Series                                   11/04/96          7.10%       6.78%           NA          NA      10.56%
Morgan Stanley Emerging Markets Equity Portfolio          02/11/00             NA          NA           NA          NA     -55.50%
Morgan Stanley International Magnum Portfolio             02/11/00             NA          NA           NA          NA     -16.57%
Van Eck Worldwide Emerging Markets Fund                   11/04/96         -49.98%     -12.59%          NA          NA     -11.41%
Van Eck Worldwide Hard Assets Fund                        11/04/96           2.55%      -6.26%          NA          NA      -4.24%



Chart 1 TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000 (continued):

                                                                            Column B (reflects all charges except withdrawal charge)
                                                                          ---------------------------------------------------------

                                                                                                                          Since
INVESTMENT OPTION                                                           1 YR        3 YR         5 YR       10 YR   Inception
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                                          NA          NA           NA          NA      29.54%
Alliance Premier Growth Portfolio                                             NA          NA           NA          NA     -16.18%
American Century VP Income and Growth Fund                                    NA          NA           NA          NA      -4.40%
American Century VP Value Fund                                                NA          NA           NA          NA      45.01%
Federated High Income Bond Fund II                                       -10.59%      -3.17%           NA          NA       1.13%
Federated Prime Money Fund II                                              2.31%       2.60%           NA          NA       2.76%
Federated Utility Fund II                                                -10.52%       0.08%           NA          NA       6.66%
Fidelity VIP II Asset Manager Portfolio                                   -5.57%       5.29%           NA          NA       8.98%
Fidelity VIP II Contrafund Portfolio                                      -8.23%      12.78%           NA          NA      15.93%
Fidelity VIP Equity-Income Portfolio                                       6.61%       6.95%           NA          NA      12.19%
Fidelity VIP II Index 500 Portfolio                                      -10.87%      10.07%           NA          NA      15.59%
First Eagle SoGen Overseas Variable Fund                                   5.36%      14.78%           NA          NA       9.32%
Templeton Asset Strategy Fund                                                 NA          NA           NA          NA       0.36%
Templeton Developing Markets Securities Fund                                  NA          NA           NA          NA     -32.03%
Alger American Growth Portfolio                                          -16.26%      17.10%           NA          NA      18.59%
Alger American Leveraged AllCap Portfolio                                     NA          NA           NA          NA     -33.94%
Alger American MidCap Growth Portfolio                                     7.36%      21.30%           NA          NA      19.31%
Alger American Small Capitalization Portfolio                            -28.51%       4.66%           NA          NA       5.97%
Janus Aspen Series Balanced Portfolio-Institutional                       -3.94%          NA           NA          NA       8.51%
Janus Aspen Series Capital Appreciation Portfolio-Inst                   -19.63%           NA           NA          NA      10.10%
Janus Aspen Series Flexible Income Portfolio-Inst                          4.47%           NA           NA          NA       4.83%
Janus Aspen Series Growth Portfolio-Institutional                        -16.04%           NA           NA          NA       4.26%
Janus Aspen Series International Growth Portfolio-Inst                   -17.41%           NA           NA          NA      23.75%
Janus Aspen Series Worldwide Growth Portfolio-Inst                       -17.15%           NA           NA          NA      14.56%





Janus Aspen Series Balanced Portfolio - Service*                          -4.19%           NA           NA          NA       8.26%
Janus Aspen Series Capital Appreciation Portfolio-Service*               -19.88%           NA           NA          NA       9.85%
Janus Aspen Series Flexible Income Portfolio - Service*                    4.22%           NA           NA          NA       4.58%
Janus Aspen Series Growth Portfolio - Service*                           -16.29%           NA           NA          NA       4.01%
Janus Aspen Series International Growth Portfolio-Service*               -17.66%           NA           NA          NA      23.50%
Janus Aspen Series Worldwide Growth Portfolio - Service*                 -17.40%           NA           NA          NA      14.31%
Lazard Retirement Equity Portfolio                                            NA           NA           NA          NA      13.19%
Lazard Retirement Small Cap Portfolio                                         NA           NA           NA          NA      23.25%
MFS Emerging Growth Series                                               -21.03%       21.96%           NA          NA      20.53%
MFS Investors Trust Series                                                -1.84%        7.40%           NA          NA      12.78%
MFS Research Series                                                       -6.48%       11.47%           NA          NA      13.50%
MFS Total Return Series                                                   14.10%        8.50%           NA          NA      11.47%
Morgan Stanley Emerging Markets Equity Portfolio                              NA           NA           NA          NA     -48.50%
Morgan Stanley International Magnum Portfolio                                 NA           NA           NA          NA      -9.57%
Van Eck Worldwide Emerging Markets Fund                                  -42.98%      -10.04%           NA          NA      -9.67%
Van Eck Worldwide Hard Assets Fund                                         9.55%       -4.04%           NA          NA      -2.84%


Chart 2  Total Return for the Periods Ended December 31, 2000:
(reflects all charges)

                                                                                Column A (reflects all charges)
                                                                        -----------------------------------------------------------
                                                        Portfolio
                                                        Inception                                                         Since
INVESTMENT OPTION                                         Date              1 YR        3 YR         5 YR       10 YR   Inception
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                     01/14/91           4.71%      11.67%       17.04%          NA      13.36%
Alliance Premier Growth portfolio                        06/26/92         -25.24%      14.17%       19.24%          NA      18.29%
American Century VP Income and Growth Fund               10/30/97         -19.16%       6.63%           NA          NA       8.72%
American Century VP Value Fund                           05/01/96           9.20%       3.45%           NA          NA       9.77%
Federated High Income Bond Fund II                       03/01/94         -17.59%      -5.35%        1.78%          NA       3.32%
Federated Prime Money Fund II                            11/24/94          -4.69%       0.67%        1.62%          NA       1.95%
Federated Utility Fund II                                02/10/94         -17.52%      -1.96%        5.71%          NA       6.63%
Fidelity VIP II Asset Manager Portfolio                  09/06/89         -12.57%       3.45%        8.60%      10.10%       9.36%
Fidelity VIP II Contrafund Portfolio                     01/03/95         -15.23%      11.18%       15.30%          NA      18.84%
Fidelity VIP Equity-Income Portfolio                     10/09/86          -0.39%       5.17%       10.97%      15.41%      11.51%
Fidelity VIP II Index 500 Portfolio                      08/27/92         -17.87%       8.40%       15.47%          NA      15.03%
First Eagle SoGen Overseas Variable Fund                 02/03/97          -1.64%      13.24%           NA          NA       8.39%
Templeton Asset Strategy Fund                            08/24/88         -23.53%      -0.35%        6.06%      10.24%       8.46%
Templeton Developing Markets Securities Fund             03/01/96         -40.65%     -10.51%           NA          NA     -15.33%
Alger American Growth Portfolio                          01/09/89         -23.26%      15.62%       16.69%      18.47%      17.41%
Alger American Leveraged AllCap Portfolio                01/25/95         -33.18%      24.95%       20.66%          NA      28.46%
Alger American MidCap Growth Portfolio                   05/03/93           0.36%      19.93%       16.77%          NA      20.57%
Alger American Small Capitalization Portfolio            09/21/88         -35.51%       2.80%        4.33%      11.68%      14.06%
Janus Aspen Series Balanced Portfolio-Institutional      09/13/93         -10.94%      15.04%       16.23%          NA      15.25%
Janus Aspen Series Capital Appreciation Portfolio-Inst   05/02/97         -26.63%      25.92%           NA          NA      28.21%
Janus Aspen Series Flexible Income Portfolio-Inst        09/13/93          -2.53%       1.95%        4.91%          NA       6.38%
Janus Aspen Series Growth Portfolio-Institutional        09/13/93         -23.04%      15.17%       16.90%          NA      16.11%





Janus Aspen Series International Growth Portfolio-Inst    05/02/94        -24.41%      18.15%       20.96%          NA      18.12%
Janus Aspen Series Worldwide Growth Portfolio-Inst        09/13/93        -24.15%      17.96%       20.53%          NA      20.27%
Janus Aspen Series Balanced Portfolio - Service           09/13/93        -10.69%      15.29%       16.59%          NA      15.50%
Janus Aspen Series Capital Appreciation Portfolio-Service*05/02/97        -26.38%      26.17%           NA          NA      28.66%
Janus Aspen Series Flexible Income Portfolio - Service*   09/13/93         -2.28%       2.20%        5.32%          NA       6.63%
Janus Aspen Series Growth Portfolio - Service*            09/13/93        -22.79%      15.42%       17.26%          NA      16.36%
Janus Aspen Series International Growth Portfolio-Service*5/02/94        -24.16%      18.40%       21.31%          NA      18.59%
Janus Aspen Series Worldwide Growth Portfolio - Service*  09/13/93        -23.90%      18.21%       20.88%          NA      20.52%
Lazard Retirement Equity Portfolio                        03/19/98         -8.79%          NA           NA          NA       2.01%
Lazard Retirement Small Cap Portfolio                     11/04/97         12.05%       3.56%           NA          NA       2.68%
MFS Emerging Growth Series                                07/24/95        -28.03%      20.60%       19.65%          NA      21.39%
MFS Investors Trust Series                                10/09/95         -8.84%       5.64%       13.53%          NA      14.33%
MFS Research Series                                       07/26/95        -13.48%       9.83%       13.95%          NA      14.81%
MFS Total Return Series                                   01/03/95          7.10%       6.78%       10.72%          NA      13.12%
Morgan Stanley Emerging Markets Equity Portfolio          10/01/96        -47.36%      -7.30%           NA          NA      -5.92%
Morgan Stanley International Magnum Portfolio             01/02/97        -20.97%       2.45%           NA          NA       2.76%
Van Eck Worldwide Emerging Markets Fund                   12/27/95        -49.98%     -12.59%       -5.87%          NA      -5.80%
Van Eck Worldwide Hard Assets Fund                        09/01/89          2.55%      -6.26%       -1.19%       3.99%       2.68%


Chart 2 Total Return for the Periods Ended December 31, 2000 (continued):
(reflects all charges except withdrawal charge)

                                                                        Column B (reflects all charges except withdrawal charge)
                                                                      --------------------------------------------------------------
                                                                                                                          Since
INVESTMENT OPTION                                                         1 YR        3 YR         5 YR       10 YR   Inception
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                                       11.71%      13.25%       17.57%          NA      13.36%
Alliance Premier Growth Portfolio                                         -18.24%      15.68%       19.73%          NA      18.29%
American Century VP Income and Growth Fund                                -12.16%       8.36%           NA          NA      10.39%
American Century VP Value Fund                                             16.20%       5.28%           NA          NA      10.70%
Federated High Income Bond Fund II                                        -10.59%      -3.17%        2.70%          NA       3.74%
Federated Prime Money Fund II                                               2.31%       2.60%        2.54%          NA       2.40%
Federated Utility Fund II                                                 -10.52%       0.08%        6.50%          NA       6.99%
Fidelity VIP II Asset Manager Portfolio                                    -5.57%       5.29%        9.31%      10.10%       9.36%
Fidelity VIP II Contrafund Portfolio                                       -8.23%      12.78%       15.86%          NA      19.24%
Fidelity VIP Equity-Income Portfolio                                        6.61%       6.95%       11.62%      15.41%      11.51%
Fidelity VIP II Index 500 Portfolio                                       -10.87%      10.07%       16.03%          NA      15.03%
First Eagle SoGen Overseas Variable Fund                                    5.36%      14.78%           NA          NA      10.06%
Templeton Asset Strategy Fund                                             -16.53%       1.62%        6.84%      10.24%       8.46%
Templeton Developing Markets Securities Fund                              -33.65%      -8.08%           NA          NA     -13.34%
Alger American Growth Portfolio                                           -16.26%      17.10%       17.22%      18.47%      17.41%
Alger American Leveraged AllCap Portfolio                                 -26.18%      26.22%       21.13%          NA      28.76%
Alger American MidCap Growth Portfolio                                      7.36%      21.30%       17.30%          NA      20.57%
Alger American Small Capitalization Portfolio                             -28.51%       4.66%        5.16%      11.68%      14.06%
Janus Aspen Series Balanced Portfolio-Institutional                        -3.94%      16.53%       16.77%          NA      15.25%
Janus Aspen Series Capital Appreciation Portfolio-Institutional           -19.63%      27.17%           NA          NA      29.42%
Janus Aspen Series Flexible Income Portfolio-Institutional                  4.47%       3.83%        5.72%          NA       6.38%





Janus Aspen Series Growth Portfolio-Institutional                         -16.04%      16.66%       17.43%          NA      16.11%
Janus Aspen Series International Growth Portfolio-Institutional           -17.41%      19.56%       21.43%          NA      18.34%
Janus Aspen Series Worldwide Growth Portfolio-Institutional               -17.15%      19.38%       21.00%          NA      20.27%
Janus Aspen Series Balanced Portfolio - Service*                           -3.69%      16.78%       17.02%          NA      15.50%
Janus Aspen Series Capital Appreciation Portfolio- Service*               -19.38%      27.42%           NA          NA      29.67%
Janus Aspen Series Flexible Income Portfolio - Service*                     4.72%       4.08%        5.97%          NA       6.63%
Janus Aspen Series Growth Portfolio - Service*                            -15.79%      16.91%       17.68%          NA      16.36%
Janus Aspen Series International Growth Portfolio - Service*              -17.16%      19.81%       21.68%          NA      18.59%
Janus Aspen Series Worldwide Growth Portfolio - Service*                  -16.90%      19.63%       21.25%          NA      20.52%
Lazard Retirement Equity Portfolio                                         -1.79%          NA           NA          NA       4.91%
Lazard Retirement Small Cap Portfolio                                      19.05%       5.39%           NA          NA       4.54%
MFS Emerging Growth Series                                                -21.03%      21.96%       20.14%          NA      21.76%
MFS Investors Trust Series                                                 -1.84%       7.40%       14.13%          NA      14.79%
MFS Research Series                                                        -6.48%      11.47%       14.53%          NA      15.27%
MFS Total Return Series                                                    14.10%       8.50%       11.38%          NA      13.60%
Morgan Stanley Emerging Markets Equity Portfolio                          -40.36%      -5.03%           NA          NA      -4.46%
Morgan Stanley International Magnum Portfolio                             -13.97%       4.32%           NA          NA       4.62%
Van Eck Worldwide Emerging Markets Fund                                   -42.98%     -10.04%       -4.63%          NA      -4.81%
Van Eck Worldwide Hard Assets Fund                                          9.55%      -4.04%       -0.17%       3.99%       2.68%


Chart 2 Total Return for the Periods Ended December 31, 2000 (Continued):

                                                                        COLUMN C
                                                              ANNUAL PERCENTAGE CHANGE
  Fund Name                                                      CALENDAR YEAR RETURN
---------------------------------------------------------------------------------------
                                                                 2000              1999
                                                                ------            ------
Federated High Income Bond Fund II..........................    -10.59%             0.82%
Federated Prime Money Fund II...............................      2.31%             2.59%
Federated Utility Fund II...................................    -10.52%             0.21%
Fidelity VIP Equity-Income Portfolio........................      6.61%             4.78%
Fidelity VIP II Asset Manager Portfolio.....................     -5.57%             9.48%
Fidelity VIP II Contrafund Portfolio........................     -8.23%            22.45%
Fidelity VIP II Index 500 Portfolio.........................    -10.87%            18.76%
Alger American Growth Portfolio.............................    -16.26%            31.80%
Alger American MidCap Growth Portfolio......................      7.36%            29.93%
Alger American Small Capitalization Portfolio...............    -28.51%            41.33%
Alger American Leveraged AllCap Portfolio...................    -26.18%            17.94%
MFS Emerging Growth Series..................................    -21.03%            74.15%
MFS Investors Trust Series .................................     -1.84%             5.14%
MFS Research Series.........................................     -6.48%            22.24%
MFS Total Return Series.....................................     14.10%             1.58%
First Eagle SoGen Overseas Variable Fund....................      5.36%            43.12%
Van Eck Worldwide Emerging Markets Fund.....................    -42.98%            97.37%





Van Eck Worldwide Hard Assets Fund..........................      9.55%            19.24%
Janus Aspen Series Capital Appreciation Portfolio- Inst.....    -19.63%            64.57%
Janus Aspen Series Growth Portfolio- Inst...................    -16.04%            41.89%
Janus Aspen Series Balanced Portfolio- Inst.................     -3.94%            24.92%
Janus Aspen Series Flexible Income- Inst....................      4.47%             0.13%
Janus Aspen Series International Growth- Inst...............    -17.41%            79.63%
Janus Aspen Series Worldwide Growth- Inst...................    -17.15%            62.06%
Alliance Premier Growth Portfolio...........................    -18.24%            28.47%
Alliance Growth and Income Portfolio........................     11.71%            -1.67%
American Century VP Income & Growth Fund....................    -12.16%            16.28%
American Century VP Value Fund..............................     16.20%           -12.87%
Templeton Developing Markets Securities Fund................    -33.65%            48.98%
Templeton Asset Strategy Fund...............................    -16.53%             2.47%
Lazard Retirement Equity Portfolio..........................     -1.79%             2.83%
Lazard Retirement Small Cap Portfolio.......................     19.05%             1.66%
Morgan Stanley International Magnum Portfolio...............    -13.97%            21.89%
Morgan Stanley Emerging Markets Portfolio...................    -40.36%            92.81%

*The Portfolios' Service Shares commenced operations on December 31, 1999.  The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the
Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).



                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax

Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS. Any transfer, assignment, or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign, or pledge your Contract.

GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for a payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each

Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.   TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Loans are not available under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.   INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less that 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.   PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D.   GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
     SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:


          attains age 70 1/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies;
(4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or
(5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY. A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the separate account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

     (1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

     (2) the fixed number of annuity units per payment in each subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

FIXED ANNUITY. A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the separate account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

ANNUITY UNIT. The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of the Net Investment Factor for the business day for which the annuity unit value is being calculated, and an amount equivalent to the daily assumed investment factor.

NET INVESTMENT FACTOR. The Net Investment Factor for any investment option for any business day is determined by dividing:

     (a) the accumulation unit value as of the close of the current business day, by

     (b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

EXPENSE GUARANTEE. The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

We have audited the accompanying statements of assets and liabilities of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the periods in the two year period then ended. The subaccounts that collectively comprise the Variable Account are listed in
Note 1 to the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statement. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Variable Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Variable Account as of December 31, 2000, the results of their operations for the year ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                              FEDERATED
                                                  FEDERATED                     HIGH        FIDELITY      FIDELITY
                                                    PRIME       FEDERATED      INCOME        EQUITY-       ASSET       FIDELITY
                                                    MONEY        UTILITY        BOND         INCOME       MANAGER      INDEX 500
DECEMBER 31, 2000                                  FUND II       FUND II       FUND II      PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental
   cost information noted below)                 $34,352,058   $5,708,862    $6,289,557    $13,565,081   $8,868,683   $47,870,336
                                                 -----------   ----------    ----------    -----------   ----------   -----------
TOTAL ASSETS                                      34,352,058    5,708,862     6,289,557     13,565,081    8,868,683    47,870,336
                                                 -----------   ----------    ----------    -----------   ----------   -----------
LIABILITIES                                                -            -             -              -            -             -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $34,352,058   $5,708,862    $6,289,557    $13,565,081   $8,868,683   $47,870,336
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                          $34,297,312   $6,315,448    $7,295,573    $12,980,670   $9,412,657   $49,616,294
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                ALGER                         ALGER        ALGER
                                                               AMERICAN         ALGER       AMERICAN      AMERICAN        MFS
                                               FIDELITY         SMALL         AMERICAN       MIDCAP      LEVERAGED     EMERGING
                                              CONTRAFUND    CAPITALIZATION     GROWTH        GROWTH        ALLCAP       GROWTH
DECEMBER 31, 2000                              PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO      SERIES
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental
   cost information noted below)              $29,881,658    $10,716,593     $38,760,443   $30,560,720   $2,143,405   $27,553,923
                                              -----------    -----------     -----------   -----------   ----------   -----------
TOTAL ASSETS                                   29,881,658     10,716,593      38,760,443    30,560,720    2,143,405    27,553,923
                                              -----------    -----------     -----------   -----------   ----------   -----------
LIABILITIES                                             -              -               -             -            -             -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                    $29,881,658    $10,716,593     $38,760,443   $30,560,720   $2,143,405   $27,553,923
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                       $31,822,361    $15,464,870     $46,586,718   $32,724,789   $2,536,172   $30,017,897
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                  MFS                                   FIRST EAGLE     VAN ECK
                                                                GROWTH          MFS           MFS          SOGEN       WORLDWIDE
                                                    MFS          WITH         LIMITED        TOTAL       OVERSEAS        HARD
                                                 RESEARCH       INCOME       MATURITY       RETURN       VARIABLE       ASSETS
DECEMBER 31, 2000                                 SERIES        SERIES        SERIES        SERIES         FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental
   cost information noted below)                $8,895,688    $10,105,941     $15,421     $9,476,265    $5,717,063     $602,259
                                                ----------    -----------     -------     ----------    ----------     --------
TOTAL ASSETS                                     8,895,688     10,105,941      15,421      9,476,265     5,717,063      602,259
                                                ----------    -----------     -------     ----------    ----------     --------
LIABILITIES                                              -              -           -              -             -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                      $8,895,688    $10,105,941     $15,421     $9,476,265    $5,717,063     $602,259
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                         $9,292,343    $ 9,992,968     $15,119     $8,683,756    $5,297,177     $571,829
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         JANUS          JANUS
                                              VAN ECK         JANUS           JANUS         JANUS        ASPEN          ASPEN
                                             WORLDWIDE        ASPEN           ASPEN         ASPEN        SERIES        SERIES
                                             EMERGING     SERIES CAPITAL     SERIES        SERIES       FLEXIBLE    INTERNATIONAL
                                              MARKETS      APPRECIATION      GROWTH       BALANCED       INCOME        GROWTH
DECEMBER 31, 2000                              FUND         PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
   (supplemental cost information noted
   below)                                   $1,477,938     $30,310,776     $23,202,255   $22,687,643   $3,711,061    $14,857,549
                                            ----------     -----------     -----------   -----------   ----------    -----------
TOTAL ASSETS                                 1,477,938      30,310,776      23,202,255    22,687,643    3,711,061     14,857,549
                                            ----------     -----------     -----------   -----------   ----------    -----------
LIABILITIES                                          -               -               -             -            -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $1,477,938     $30,310,776     $23,202,255   $22,687,643   $3,711,061    $14,857,549
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                     $2,011,363     $35,799,481     $27,641,024   $24,598,592   $3,670,435    $16,012,972
---------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                       JANUS
                                                       ASPEN                    ALLIANCE     AMERICAN                  TEMPLETON
                                                      SERIES       ALLIANCE      GROWTH     CENTURY VP    AMERICAN    DEVELOPING
                                                     WORLDWIDE     PREMIER        AND         INCOME     CENTURY VP     MARKETS
                                                      GROWTH        GROWTH       INCOME      & GROWTH      VALUE      SECURITIES
DECEMBER 31, 2000                                    PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental cost
   information noted below)                         $23,949,469   $5,174,468   $5,882,404   $1,564,265   $1,380,428    $177,834
                                                    -----------   ----------   ----------   ----------   ----------    --------
TOTAL ASSETS                                         23,949,469    5,174,468    5,882,404    1,564,265    1,380,428     177,834
                                                    -----------   ----------   ----------   ----------   ----------    --------
LIABILITIES                                                   -            -            -            -            -           -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $23,949,469   $5,174,468   $5,882,404   $1,564,265   $1,380,428    $177,834
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                             $28,001,210   $6,114,848   $5,696,855   $1,624,926   $1,272,989    $196,717
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                           MORGAN
                                                                                            MORGAN        STANLEY
                                                  TEMPLETON      LAZARD       LAZARD        STANLEY       EMERGING
                                                    ASSET      RETIREMENT   RETIREMENT   INTERNATIONAL    MARKETS
                                                  STRATEGY       EQUITY     SMALL CAP       MAGNUM         EQUITY
DECEMBER 31, 2000                                   FUND       PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental
   cost information noted below)                  $150,438      $887,660    $1,041,856     $883,791       $212,559
                                                  --------      --------    ----------     --------       --------
TOTAL ASSETS                                       150,438       887,660     1,041,856      883,791        212,559
                                                  --------      --------    ----------     --------       --------
LIABILITIES                                              -             -             -            -              -
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $150,438      $887,660    $1,041,856     $883,791       $212,559
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                           $147,922      $981,304    $  999,044     $897,041       $311,154
-------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                            FEDERATED
                                                FEDERATED                      HIGH        FIDELITY      FIDELITY
                                                  PRIME       FEDERATED       INCOME        EQUITY-        ASSET       FIDELITY
                                                  MONEY        UTILITY         BOND         INCOME        MANAGER      INDEX 500
FOR THE YEAR ENDED DECEMBER 31, 2000             FUND II       FUND II       FUND II       PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                               $1,301,457     $ 184,410     $ 477,784      $661,333      $ 632,641    $   402,610
                                               ----------     ---------     ---------      --------      ---------    -----------
                                                1,301,457       184,410       477,784       661,333        632,641        402,610
                                               ----------     ---------     ---------      --------      ---------    -----------
Expenses:
 Mortality, expense risk and administrative
   charges                                        312,372        64,860        81,723       142,321        103,676        528,230
                                               ----------     ---------     ---------      --------      ---------    -----------
                                                  312,372        64,860        81,723       142,321        103,676        528,230
                                               ----------     ---------     ---------      --------      ---------    -----------
   NET INVESTMENT INCOME (LOSS)                   989,085       119,550       396,061       519,012        528,965       (125,620)
                                               ----------     ---------     ---------      --------      ---------    -----------
Investment gains and (losses):
 Net realized gains (losses)                            -       (72,809)     (170,869)      (13,233)        21,053        435,539
 Net unrealized gains (losses)                          -      (545,415)     (801,112)      351,868       (941,947)    (5,061,297)
                                               ----------     ---------     ---------      --------      ---------    -----------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                                     -      (618,224)     (971,981)      338,635       (920,894)    (4,625,758)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     $  989,085     $(498,674)    $(575,920)     $857,647      $(391,929)   $(4,751,378)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                              ALGER                          ALGER         ALGER
                                                             AMERICAN         ALGER        AMERICAN      AMERICAN         MFS
                                             FIDELITY         SMALL          AMERICAN       MIDCAP       LEVERAGED     EMERGING
                                            CONTRAFUND    CAPITALIZATION      GROWTH        GROWTH        ALLCAP        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2000         PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      SERIES
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                            $ 1,699,553    $ 3,103,585     $  3,840,800   $ 1,095,957    $   7,975    $   940,501
                                            -----------    -----------     ------------   -----------    ---------    -----------
                                              1,699,553      3,103,585        3,840,800     1,095,957        7,975        940,501
                                            -----------    -----------     ------------   -----------    ---------    -----------
Expenses:
 Mortality, expense risk and
   administrative charges                       305,767        121,955          451,339       205,814        8,552        297,297
                                            -----------    -----------     ------------   -----------    ---------    -----------
                                                305,767        121,955          451,339       205,814        8,552        297,297
                                            -----------    -----------     ------------   -----------    ---------    -----------
   NET INVESTMENT INCOME (LOSS)               1,393,786      2,981,630        3,389,461       890,143         (577)       643,204
                                            -----------    -----------     ------------   -----------    ---------    -----------
Investment gains and (losses):
 Net realized gains (losses)                    280,722       (917,461)         517,517       405,410      (42,858)       227,046
 Net unrealized gains (losses)               (3,838,101)    (5,538,832)     (10,844,508)   (2,999,211)    (381,719)    (6,868,081)
                                            -----------    -----------     ------------   -----------    ---------    -----------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                          (3,557,379)    (6,456,293)     (10,326,991)   (2,593,801)    (424,577)    (6,641,035)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $(2,163,593)   $(3,474,663)    $ (6,937,530)  $(1,703,658)   $(425,154)   $(5,997,831)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                 MFS                                    FIRST EAGLE     VAN ECK
                                                               GROWTH          MFS            MFS          SOGEN       WORLDWIDE
                                                   MFS          WITH         LIMITED         TOTAL       OVERSEAS        HARD
                                                RESEARCH       INCOME        MATURITY       RETURN       VARIABLE       ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000             SERIES        SERIES         SERIES        SERIES         FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                               $   363,957    $  79,388      $      -     $  257,535     $ 434,261      $ 4,238
                                               -----------    ---------      --------     ----------     ---------      -------
                                                   363,957       79,388             -        257,535       434,261        4,238
                                               -----------    ---------      --------     ----------     ---------      -------
Expenses:
 Mortality, expense risk and administrative
   charges                                          96,551      104,708        18,910         91,433        64,469        8,200
                                               -----------    ---------      --------     ----------     ---------      -------
                                                    96,551      104,708        18,910         91,433        64,469        8,200
                                               -----------    ---------      --------     ----------     ---------      -------
   NET INVESTMENT INCOME (LOSS)                    267,406      (25,320)      (18,910)       166,102       369,792       (3,962)
                                               -----------    ---------      --------     ----------     ---------      -------
Investment gains and (losses):
 Net realized gains (losses)                       252,439       97,373       (15,391)       (29,921)      211,722       25,811
 Net unrealized gains (losses)                  (1,276,714)    (216,590)      148,030        865,766      (259,265)      39,005
                                               -----------    ---------      --------     ----------     ---------      -------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                             (1,024,275)    (119,217)      132,639        835,845       (47,543)      64,816
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     $  (756,869)   $(144,537)     $113,729     $1,001,947     $ 322,249      $60,854
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                JANUS                                     JANUS         JANUS
                                                 VAN ECK        ASPEN          JANUS         JANUS        ASPEN         ASPEN
                                                WORLDWIDE       SERIES         ASPEN         ASPEN       SERIES        SERIES
                                                EMERGING       CAPITAL        SERIES        SERIES      FLEXIBLE    INTERNATIONAL
                                                 MARKETS     APPRECIATION     GROWTH       BALANCED      INCOME        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2000              FUND        PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                $       -    $   331,678    $ 1,196,498   $1,534,661    $ 107,580    $   743,005
                                                ---------    -----------    -----------   ----------    ---------    -----------
                                                        -        331,678      1,196,498    1,534,661      107,580        743,005
                                                ---------    -----------    -----------   ----------    ---------    -----------
Expenses:
 Mortality, expense risk and administrative
   charges                                         22,182        304,896        209,943      184,917       21,866        171,776
                                                ---------    -----------    -----------   ----------    ---------    -----------
                                                   22,182        304,896        209,943      184,917       21,866        171,776
                                                ---------    -----------    -----------   ----------    ---------    -----------
   NET INVESTMENT INCOME (LOSS)                   (22,182)        26,782        986,555    1,349,744       85,714        571,229
                                                ---------    -----------    -----------   ----------    ---------    -----------
Investment gains and (losses):
 Net realized gains (losses)                       61,798      1,301,770       (858,047)      10,289      (13,255)    (3,610,081)
 Net unrealized gains (losses)                   (963,654)    (7,244,918)    (4,725,052)  (2,067,459)      55,347     (1,312,819)
                                                ---------    -----------    -----------   ----------    ---------    -----------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                              (901,856)    (5,943,148)    (5,583,099)  (2,057,170)      42,092     (4,922,900)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $(924,038)   $(5,916,366)   $(4,596,544)  $ (707,426)   $ 127,806    $(4,351,671)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                    JANUS
                                                    ASPEN                     ALLIANCE      AMERICAN                   TEMPLETON
                                                   SERIES       ALLIANCE       GROWTH      CENTURY VP     AMERICAN    DEVELOPING
                                                  WORLDWIDE      PREMIER         AND         INCOME      CENTURY VP     MARKETS
                                                   GROWTH        GROWTH        INCOME       & GROWTH       VALUE      SECURITIES
FOR THE YEAR ENDED DECEMBER 31, 2000              PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND          FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                 $ 1,141,463    $  16,538     $ 12,433      $      -      $      -     $      -
                                                 -----------    ---------     --------      --------      --------     --------
                                                   1,141,463       16,538       12,433             -             -            -
                                                 -----------    ---------     --------      --------      --------     --------
Expenses:
 Mortality, expense risk and administrative
   charges                                           204,487       23,864       17,549         5,080         3,602          818
                                                 -----------    ---------     --------      --------      --------     --------
                                                     204,487       23,864       17,549         5,080         3,602          818
                                                 -----------    ---------     --------      --------      --------     --------
 NET INVESTMENT INCOME (LOSS)                        936,976       (7,326)      (5,116)       (5,080)       (3,602)        (818)
                                                 -----------    ---------     --------      --------      --------     --------
Investment gains and (losses):
 Net realized gains (losses)                      (1,405,024)      (5,396)         721        (8,083)        1,635          (65)
 Net unrealized gains (losses)                    (4,122,362)    (931,572)     190,651       (45,648)      108,005      (18,609)
                                                 -----------    ---------     --------      --------      --------     --------
   NET REALIZED AND UNREALIZED INVESTMENT GAINS
     (LOSSES)                                     (5,527,386)    (936,968)     191,372       (53,731)      109,640      (18,674)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $(4,590,410)   $(944,294)    $186,256      $(58,811)     $106,038     $(19,492)
=================================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                                          MORGAN
                                                                                           MORGAN         STANLEY
                                               TEMPLETON      LAZARD        LAZARD         STANLEY       EMERGING
                                                 ASSET      RETIREMENT    RETIREMENT    INTERNATIONAL     MARKETS
                                               STRATEGY       EQUITY       SMALL CAP       MAGNUM         EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2000             FUND        PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                $    -       $ 89,073       $18,007        $ 17,024      $  28,834
                                                ------       --------       -------        --------      ---------
                                                     -         89,073        18,007          17,024         28,834
                                                ------       --------       -------        --------      ---------
Expenses:
 Mortality, expense risk and administrative
   charges                                         742          1,178         2,220             859          1,167
                                                ------       --------       -------        --------      ---------
                                                   742          1,178         2,220             859          1,167
                                                ------       --------       -------        --------      ---------
   NET INVESTMENT INCOME (LOSS)                   (742)        87,895        15,787          16,165         27,667
                                                ------       --------       -------        --------      ---------
Investment gains and (losses):
 Net realized gains (losses)                      (510)          (369)        1,395            (960)        (7,366)
 Net unrealized gains (losses)                   3,274        (93,732)       38,560         (13,256)       (96,037)
                                                ------       --------       -------        --------      ---------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                              2,764        (94,101)       39,955         (14,216)      (103,403)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $2,022       $ (6,206)      $55,742        $  1,949      $ (75,736)
===================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                              FEDERATED
                                                                                 HIGH       FIDELITY      FIDELITY
                                                   FEDERATED     FEDERATED      INCOME       EQUITY-       ASSET       FIDELITY
                                                  PRIME MONEY     UTILITY        BOND        INCOME       MANAGER      INDEX 500
FOR THE YEAR ENDED DECEMBER 31, 2000                FUND II       FUND II      FUND II      PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                     $    989,085   $  119,550   $  396,061   $   519,012   $  528,965   $  (125,620)
 Net realized and unrealized investment gains
   (losses)                                                  -     (618,224)    (971,981)      338,635     (920,894)   (4,625,758)
                                                  ------------   ----------   ----------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from operations                         989,085     (498,674)    (575,920)      857,647     (391,929)   (4,751,378)
                                                  ------------   ----------   ----------   -----------   ----------   -----------
From capital transactions:
 Net premiums/deposits                              40,834,252    2,629,434    1,500,544     4,120,891    2,436,013    14,769,330
 Death Benefits                                       (106,831)    (401,582)     (72,553)      (41,049)     (54,420)     (442,222)
 Surrenders                                         (1,565,801)     (74,590)      (5,619)     (196,806)    (168,941)     (611,870)
 Withdrawals                                          (956,584)    (116,503)    (154,438)     (312,891)    (189,371)     (848,243)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                            (34,510,387)     922,929      740,310     1,175,698    1,350,367    15,499,036
                                                  ------------   ----------   ----------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from capital transactions             3,694,649    2,959,688    2,008,244     4,745,843    3,373,648    28,366,031
                                                  ------------   ----------   ----------   -----------   ----------   -----------
 Increase in net assets                              4,683,734    2,461,014    1,432,324     5,603,490    2,981,719    23,614,653
Net assets at beginning of period                   29,668,324    3,247,848    4,857,233     7,961,591    5,886,964    24,255,683
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                       $ 34,352,058   $5,708,862   $6,289,557   $13,565,081   $8,868,683   $47,870,336
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD         $       1.00   $    12.44   $     8.46   $     25.52   $    16.00   $    149.53
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                  34,352,058      458,912      743,446       531,547      554,293       320,139
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                     $    488,502   $  112,913   $  252,191   $   124,454   $  132,967   $   (45,601)
 Net realized and unrealized investment gains
   (losses)                                                  -      (78,940)    (309,577)       65,060      360,225     3,443,825
                                                  ------------   ----------   ----------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from operations                         488,502       33,973      (57,386)      189,514      493,192     3,398,224
                                                  ------------   ----------   ----------   -----------   ----------   -----------
From capital transactions:
 Net premiums/deposits                              33,173,793      831,090    1,266,165     2,220,476    1,838,108     7,195,871
 Death Benefits                                              -     (159,614)    (191,732)      (58,842)    (115,043)     (114,424)
 Surrenders                                         (1,163,352)     (29,199)    (116,987)     (310,647)      (1,668)     (621,921)
 Withdrawals                                          (335,752)     (50,907)     (83,712)     (131,986)     (50,538)     (357,810)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                             (8,057,071)     928,843      874,120     1,788,608    1,464,890     4,065,763
                                                  ------------   ----------   ----------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from capital transactions            23,617,618    1,520,213    1,747,854     3,507,609    3,135,749    10,167,479
                                                  ------------   ----------   ----------   -----------   ----------   -----------
 Increase in net assets                             24,106,120    1,554,186    1,690,468     3,697,123    3,628,941    13,565,703
Net assets at beginning of period                    5,562,204    1,693,662    3,166,765     4,264,468    2,258,023    10,689,980
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                       $ 29,668,324   $3,247,848   $4,857,233   $ 7,961,591   $5,886,964   $24,255,683
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD         $       1.00   $    14.35   $    10.24   $     25.71   $    18.67   $    167.41
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                  29,668,324      226,331      474,339       309,669      315,317       144,888
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                               ALGER                          ALGER        ALGER
                                                              AMERICAN         ALGER        AMERICAN      AMERICAN        MFS
                                              FIDELITY         SMALL          AMERICAN       MIDCAP      LEVERAGED     EMERGING
                                             CONTRAFUND    CAPITALIZATION      GROWTH        GROWTH        ALLCAP       GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2000          PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO      SERIES
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                $ 1,393,786    $ 2,981,630     $  3,389,461   $   890,143   $     (577)  $   643,204
 Net realized and unrealized investment
   gains (losses)                             (3,557,379)    (6,456,293)     (10,326,991)   (2,593,801)    (424,577)   (6,641,035)
                                             -----------    -----------     ------------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from operations                (2,163,593)    (3,474,663)      (6,937,530)   (1,703,658)    (425,154)   (5,997,831)
                                             -----------    -----------     ------------   -----------   ----------   -----------
From capital transactions:
 Net premiums/deposits                        13,533,282      7,029,485       14,729,914    13,905,818    2,138,117    12,941,025
 Death Benefits                                 (202,064)       (43,380)        (184,364)     (218,249)           -       (33,363)
 Surrenders                                     (127,743)      (210,926)        (557,538)      (90,514)           -      (152,510)
 Withdrawals                                    (439,893)      (214,448)        (839,737)     (367,466)     (13,984)     (404,559)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                        7,451,990      3,698,914       13,425,664    15,171,152      444,426    10,432,985
                                             -----------    -----------     ------------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from capital transactions      20,215,572     10,259,645       26,573,939    28,400,741    2,568,559    22,783,578
                                             -----------    -----------     ------------   -----------   ----------   -----------
 Increase in net assets                       18,051,979      6,784,982       19,636,409    26,697,083    2,143,405    16,785,747
Net assets at beginning of period             11,829,679      3,931,611       19,124,034     3,863,637            -    10,768,176
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                  $29,881,658    $10,716,593     $ 38,760,443   $30,560,720   $2,143,405   $27,553,923
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD    $     23.74    $     23.49     $      47.27   $     30.62   $    38.80   $     28.84
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD             1,258,705        456,219          819,980       998,064       55,242       955,406
=================================================================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                $    62,252    $   209,821     $    797,115   $   191,821   $        -   $   (70,170)
 Net realized and unrealized investment
   gains (losses)                              1,676,921        877,579        2,623,150       550,917            -     3,333,425
                                             -----------    -----------     ------------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from operations                 1,739,173      1,087,400        3,420,265       742,738            -     3,263,255
                                             -----------    -----------     ------------   -----------   ----------   -----------
From capital transactions:
 Net premiums/deposits                         4,291,826      1,066,895        5,221,581     1,384,117            -     2,740,437
 Death Benefits                                 (120,178)             -          (52,193)       (9,196)           -        (5,257)
 Surrenders                                     (225,432)       (13,535)        (246,417)      (30,775)           -       (31,310)
 Withdrawals                                    (115,676)       (33,248)        (208,410)      (38,843)           -       (34,437)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                        2,549,528        222,844        5,544,308       642,592            -     1,911,677
                                             -----------    -----------     ------------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from capital transactions       6,380,068      1,242,956       10,258,869     1,947,895            -     4,581,110
                                             -----------    -----------     ------------   -----------   ----------   -----------
 Increase in net assets                        8,119,241      2,330,356       13,679,134     2,690,633            -     7,844,365
Net assets at beginning of period              3,710,438      1,601,255        5,444,900     1,173,004            -     2,923,811
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                  $11,829,679    $ 3,931,611     $ 19,124,034   $ 3,863,637   $        -   $10,768,176
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD    $     29.15    $     55.15     $      64.38   $     32.23   $        -   $     37.94
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD               405,821         71,289          297,049       119,877            -       283,821
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                     MFS                                  FIRST EAGLE    VAN ECK
                                                                   GROWTH          MFS          MFS          SOGEN      WORLDWIDE
                                                       MFS          WITH         LIMITED       TOTAL       OVERSEAS       HARD
                                                    RESEARCH       INCOME       MATURITY       RETURN      VARIABLE      ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000                 SERIES        SERIES        SERIES        SERIES        FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $   267,406   $   (25,320)  $   (18,910)  $  166,102   $  369,792    $ (3,962)
 Net realized and unrealized investment gains
   (losses)                                         (1,024,275)     (119,217)      132,639      835,845      (47,543)     64,816
                                                   -----------   -----------   -----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from operations                        (756,869)     (144,537)      113,729    1,001,947      322,249      60,854
                                                   -----------   -----------   -----------   ----------   ----------    --------
From capital transactions:
 Net premiums/deposits                               4,148,544     3,577,203        21,616    2,772,286    1,413,834     148,828
 Death Benefits                                       (364,363)      (29,036)      (37,277)     (23,370)      (1,118)          -
 Surrenders                                            (34,621)     (102,074)       (1,974)     (35,369)    (115,771)          -
 Withdrawals                                          (155,802)     (231,928)      (24,951)    (171,680)     (70,807)     (7,633)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                              1,397,435     1,803,448    (2,040,752)   1,072,061      845,511      36,412
                                                   -----------   -----------   -----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from capital transactions             4,991,193     5,017,613    (2,083,338)   3,613,928    2,071,649     177,607
                                                   -----------   -----------   -----------   ----------   ----------    --------
 Increase (decrease) in net assets                   4,234,324     4,873,076    (1,969,609)   4,615,875    2,393,898     238,461
Net assets at beginning of period                    4,661,364     5,232,865     1,985,030    4,860,390    3,323,165     363,798
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $ 8,895,688   $10,105,941   $    15,421   $9,476,265   $5,717,063    $602,259
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     20.80   $     21.01   $     10.40   $    19.59   $    14.01    $  12.07
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                     427,677       481,006         1,483      483,730      408,070      49,897
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $   (10,995)  $   (33,005)  $    89,209   $   92,099   $   (2,716)   $   (668)
 Net realized and unrealized investment gains
   (losses)                                            762,397       169,842       (32,181)    (112,598)     937,133      48,357
                                                   -----------   -----------   -----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from operations                         751,402       136,837        57,028      (20,499)     934,417      47,689
                                                   -----------   -----------   -----------   ----------   ----------    --------
From capital transactions:
 Net premiums/deposits                               1,024,522     1,191,276       261,437    1,432,338      411,295     150,522
 Death Benefits                                        (33,341)            -       (11,410)    (175,729)           -           -
 Surrenders                                            (36,878)      (26,140)      (77,142)     (82,248)     (87,477)     (8,640)
 Withdrawals                                           (35,053)      (59,788)      (22,640)     (61,388)     (73,467)     (1,989)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                              1,312,541     1,605,262       746,199    1,874,729       99,935      35,073
                                                   -----------   -----------   -----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from capital transactions             2,231,791     2,710,610       896,444    2,987,702      350,286     174,966
                                                   -----------   -----------   -----------   ----------   ----------    --------
 Increase in net assets                              2,983,193     2,847,447       953,472    2,967,203    1,284,703     222,655
Net assets at beginning of period                    1,678,171     2,385,418     1,031,558    1,893,187    2,038,462     141,143
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $ 4,661,364   $ 5,232,865   $ 1,985,030   $4,860,390   $3,323,165    $363,798
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     23.34   $     21.31   $      9.81   $    17.75   $    14.18    $  10.96
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                     199,716       245,559       202,348      273,825      234,356      33,193
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         JANUS          JANUS
                                              VAN ECK         JANUS           JANUS         JANUS        ASPEN          ASPEN
                                             WORLDWIDE        ASPEN           ASPEN         ASPEN        SERIES        SERIES
                                              EMERGING    SERIES CAPITAL     SERIES        SERIES       FLEXIBLE    INTERNATIONAL
                                              MARKETS      APPRECIATION      GROWTH       BALANCED       INCOME        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2000            FUND        PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                $  (22,182)    $    26,782    $   986,555   $ 1,349,744   $   85,714    $   571,229
 Net realized and unrealized investment
   gains (losses)                              (901,856)     (5,943,148)    (5,583,099)   (2,057,170)      42,092     (4,922,900)
                                             ----------     -----------    -----------   -----------   ----------    -----------
   Net increase (decrease) in net assets
     resulting from operations                 (924,038)     (5,916,366)    (4,596,544)     (707,426)     127,806     (4,351,671)
                                             ----------     -----------    -----------   -----------   ----------    -----------
From capital transactions:
 Net premiums/deposits                          912,740      21,705,428     18,917,443    11,197,027    2,191,561     17,685,492
 Death Benefits                                  (5,663)        (80,081)        (8,718)     (119,891)           -        (10,108)
 Surrenders                                     (21,056)       (170,528)      (281,500)     (120,687)      (1,028)       (85,356)
 Withdrawals                                    (33,776)       (492,015)      (430,550)     (356,491)     (30,782)      (248,132)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                         466,642       7,041,684      6,736,412     9,214,297    1,217,627      1,142,985
                                             ----------     -----------    -----------   -----------   ----------    -----------
   Net increase (decrease) in net assets
     resulting from capital transactions      1,318,887      28,004,488     24,933,087    19,814,255    3,377,378     18,484,881
                                             ----------     -----------    -----------   -----------   ----------    -----------
 Increase in net assets                         394,849      22,088,122     20,336,543    19,106,829    3,505,184     14,133,210
Net assets at beginning of period             1,083,089       8,222,654      2,865,712     3,580,814      205,877        724,339
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                  $1,477,938     $30,310,776    $23,202,255   $22,687,643   $3,711,061    $14,857,549
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD    $     8.29     $     26.79    $     26.48   $     24.31   $    11.46    $     30.90
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD              178,280       1,131,421        876,218       933,264      323,827        480,827
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                $   (8,211)    $   (19,876)   $    (5,105)  $    (4,713)  $     (324)   $      (664)
 Net realized and unrealized investment
   gains (losses)                               516,095       1,779,858        305,014       223,405        2,109        107,623
                                             ----------     -----------    -----------   -----------   ----------    -----------
   Net increase (decrease) in net assets
     resulting from operations                  507,884       1,759,982        299,909       218,692        1,785        106,959
                                             ----------     -----------    -----------   -----------   ----------    -----------
From capital transactions:
 Net premiums/deposits                          195,914       6,485,581      2,588,038     3,367,893      204,092        617,608
 Death Benefits                                       -               -              -             -            -              -
 Surrenders                                           -         (11,563)        (9,539)            -            -              -
 Withdrawals                                    (15,623)        (11,346)       (12,696)       (5,771)           -           (228)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                          (6,561)              -              -             -            -              -
                                             ----------     -----------    -----------   -----------   ----------    -----------
   Net increase (decrease) in net assets
     resulting from capital transactions        173,730       6,462,672      2,565,803     3,362,122      204,092        617,380
                                             ----------     -----------    -----------   -----------   ----------    -----------
 Increase in net assets                         681,614       8,222,654      2,865,712     3,580,814      205,877        724,339
Net assets at beginning of period               401,475               -              -             -            -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                  $1,083,089     $ 8,222,654    $ 2,865,712   $ 3,580,814   $  205,877    $   724,339
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD    $    14.26     $     33.17    $     33.65   $     27.92   $    11.42    $     38.67
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD               75,953         247,894         85,162       128,253       18,028         18,731
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                        JANUS
                                                        ASPEN                    ALLIANCE     AMERICAN                 TEMPLETON
                                                       SERIES       ALLIANCE      GROWTH     CENTURY VP    AMERICAN    DEVELOPING
                                                      WORLDWIDE     PREMIER        AND         INCOME     CENTURY VP    MARKETS
                                                       GROWTH        GROWTH       INCOME      & GROWTH      VALUE      SECURITIES
FOR THE YEAR ENDED DECEMBER 31, 2000                  PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                        $   936,976   $   (7,326)  $   (5,116)  $   (5,080)  $   (3,602)   $   (818)
 Net realized and unrealized investment gains
   (losses)                                           (5,527,386)    (936,968)     191,372      (53,731)     109,640     (18,674)
                                                     -----------   ----------   ----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from operations                        (4,590,410)    (944,294)     186,256      (58,811)     106,038     (19,492)
                                                     -----------   ----------   ----------   ----------   ----------    --------
From capital transactions:
 Net premiums/deposits                                18,551,244    4,928,332    4,461,605    1,260,671      889,726     155,023
 Death Benefits                                          (66,489)      (7,872)           -            -            -           -
 Surrenders                                              (70,449)     (39,372)           -            -            -           -
 Withdrawals                                            (325,857)     (22,775)     (21,386)     (10,207)      (7,938)        (11)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                                7,717,935    1,260,449    1,255,929      372,612      392,602      42,314
                                                     -----------   ----------   ----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from capital transactions              25,806,384    6,118,762    5,696,148    1,623,076    1,274,390     197,326
                                                     -----------   ----------   ----------   ----------   ----------    --------
 Increase in net assets                               21,215,974    5,174,468    5,882,404    1,564,265    1,380,428     177,834
Net assets at beginning of period                      2,733,495            -            -            -            -           -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                          $23,949,469   $5,174,468   $5,882,404   $1,564,265   $1,380,428    $177,834
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD            $     36.98   $    31.93   $    23.06   $     7.11   $     6.67    $   5.22
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                       647,633      162,057      255,091      220,009      206,961      34,068
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                        $    (3,010)  $        -   $        -   $        -   $        -    $      -
 Net realized and unrealized investment gains
   (losses)                                              339,397            -            -            -            -           -
                                                     -----------   ----------   ----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from operations                           336,387            -            -            -            -           -
                                                     -----------   ----------   ----------   ----------   ----------    --------
From capital transactions:
 Net premiums/deposits                                 2,407,678            -            -            -            -           -
 Death Benefits                                                -            -            -            -            -           -
 Surrenders                                               (8,172)           -            -            -            -           -
 Withdrawals                                              (2,401)           -            -            -            -           -
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                                        3            -            -            -            -           -
                                                     -----------   ----------   ----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from capital transactions               2,397,108            -            -            -            -           -
                                                     -----------   ----------   ----------   ----------   ----------    --------
 Increase in net assets                                2,733,495            -            -            -            -           -
Net assets at beginning of period                              -            -            -            -            -           -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                          $ 2,733,495   $        -   $        -   $        -   $        -    $      -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD            $     47.75   $        -   $        -   $        -   $        -    $      -
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                        57,246            -            -            -            -           -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     MORGAN
                                                                                         LAZARD        MORGAN        STANLEY
                                                              TEMPLETON     LAZARD     RETIREMENT      STANLEY      EMERGING
                                                                ASSET     RETIREMENT     SMALL      INTERNATIONAL    MARKETS
                                                              STRATEGY      EQUITY        CAP          MAGNUM        EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2000                            FUND      PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                                 $   (742)    $ 87,895    $   15,787     $ 16,165      $  27,667
 Net realized and unrealized investment gains (losses)           2,764      (94,101)       39,955      (14,216)      (103,403)
                                                              --------     --------    ----------     --------      ---------
   Net increase (decrease) in net assets resulting from
     operations                                                  2,022       (6,206)       55,742        1,949        (75,736)
                                                              --------     --------    ----------     --------      ---------
From capital transactions:
 Net premiums/deposits                                         121,303      589,773       779,507      539,412        238,076
 Death Benefits                                                      -            -             -            -              -
 Surrenders                                                          -            -        (2,780)           -         (1,664)
 Withdrawals                                                      (148)      (6,170)       (7,708)      (6,963)        (2,065)
 Transfers in (out of) subaccounts/fixed accounts, net-Note
   1                                                            27,261      310,263       217,095      349,393         53,948
                                                              --------     --------    ----------     --------      ---------
   Net increase (decrease) in net assets resulting from
     capital transactions                                      148,416      893,866       986,114      881,842        288,295
                                                              --------     --------    ----------     --------      ---------
 Increase in net assets                                        150,438      887,660     1,041,856      883,791        212,559
Net assets at beginning of period                                    -            -             -            -              -
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                   $150,438     $887,660    $1,041,856     $883,791      $ 212,559
=============================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD                     $  19.13     $  10.20    $    11.75     $  11.78      $    7.09
=============================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                               7,864       87,025        88,669       75,025         29,980
=============================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                                 $      -     $      -    $        -     $      -      $       -
 Net realized and unrealized investment gains (losses)               -            -             -            -              -
                                                              --------     --------    ----------     --------      ---------
   Net increase (decrease) in net assets resulting from
     operations                                                      -            -             -            -              -
                                                              --------     --------    ----------     --------      ---------
From capital transactions:
 Net premiums/deposits                                               -            -             -            -              -
 Death Benefits                                                      -            -             -            -              -
 Surrenders                                                          -            -             -            -              -
 Withdrawals                                                         -            -             -            -              -
 Transfers in (out of) subaccounts/fixed accounts, net-Note
   1                                                                 -            -             -            -              -
                                                              --------     --------    ----------     --------      ---------
   Net increase (decrease) in net assets resulting from
     capital transactions                                            -            -             -            -              -
                                                              --------     --------    ----------     --------      ---------
 Increase in net assets                                              -            -             -            -              -
Net assets at beginning of period                                    -            -             -            -              -
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                   $      -     $      -    $        -     $      -      $       -
=============================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD                     $      -     $      -    $        -     $      -      $       -
=============================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                                   -            -             -            -              -
=============================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). Loews Corporation owned approximately 87% of the outstanding common stock of CNAF at December 31, 2000.

      VFL sells a wide range of life insurance products, including the Capital Select Variable Annuity Contract and the Capital Select Plus Variable Annuity Contract (collectively, the "Contracts"). Under the terms of the Contracts, contractholders select where the net purchase payments of the Contracts are invested. The contractholder may choose to invest in either the Variable Account, the fixed account options or Fixed Account I or Fixed Account II collectively, the ("Fixed Accounts") or both the Variable Account and the Fixed Accounts.

      The Variable Account offers 35 subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:
FUND/SUBACCOUNT
-------------------------------------------------------
FEDERATED INVESTMENT MANAGEMENT COMPANY:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products Fund Equity-
     Income Portfolio ("Fidelity Equity-Income
     Portfolio")
  Fidelity Variable Insurance Products Fund II
     Asset Manager Portfolio ("Fidelity Asset
     Manager Portfolio")
  Fidelity Variable Insurance Products Fund II
     Index 500 Portfolio ("Fidelity Index 500
     Portfolio")
  Fidelity Variable Insurance Products Fund II
     Contrafund Portfolio ("Fidelity Contrafund
     Portfolio")

FRED ALGER MANAGEMENT, INC.:
  Alger American Small Capitalization Portfolio
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Leveraged AllCap Portfolio*

INVESTMENT ADVISOR:
FUND/SUBACCOUNT
-------------------------------------------------------

JANUS CAPITAL CORPORATION:
  Janus Aspen Series Capital Appreciation Portfolio
  Janus Aspen Series Growth Portfolio
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Flexible Income Portfolio
  Janus Aspen Series International Growth Portfolio
  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE CAPITAL MANAGEMENT, L.P.:
  Alliance Premier Growth Portfolio*
  Alliance Growth and Income Portfolio*

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC:
  American Century VP Income & Growth Fund*
  American Century VP Value Fund*

ARNOLD AND S. BLEICHROEDER ADVISERS, INC.:
  First Eagle SoGen Overseas Variable Fund

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT ADVISOR:
FUND/SUBACCOUNT
-------------------------------------------------------
MFS INVESTMENT MANAGEMENT:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth with Income Series
  MFS Limited Maturity Series (Closed to new
     investments)
  MFS Total Return Series

VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Worldwide Emerging Markets Fund

TEMPLETON ASSET MANAGEMENT, LTD.:
  Templeton Developing Markets Securities Fund*

INVESTMENT ADVISOR:
FUND/SUBACCOUNT
-------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, INC.:
  Templeton Asset Strategy Fund*

LAZARD ASSET MANAGEMENT:
  Lazard Retirement Equity Portfolio*
  Lazard Retirement Small Cap Portfolio*

MORGAN STANLEY ASSET MANAGEMENT:
  Morgan Stanley International Magnum Portfolio*
  Morgan Stanley Emerging Markets Equity Portfolio*

* Subaccount was available for allocations as of March 1, 2000.

      The Fixed Account I is part of the General Account that offers a guaranteed uniform interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Account I and Fixed Account II are collectively hereafter referred to as the Fixed Accounts.

      The assets of the Fixed Accounts and the Variable Account are segregated from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Accounts, or transfer all or part of the Fixed Accounts value to any subaccounts. The Fixed Accounts, however, unlike the Variable Account, is not registered as an investment company under the Investment Company Act of 1940. Separate financial statements are not prepared for the Fixed Accounts and the accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS--Investments in the Variable Account consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between fair value and cost are reflected as net investment unrealized gains (losses) in the accompanying financial statements.

      INVESTMENT INCOME--Investment income consists of dividends declared by the Funds which are recognized on the date of record.

      REALIZED INVESTMENT GAINS AND LOSSES--Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

      FEDERAL INCOME TAXES--Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 3. CHARGES AND DEDUCTIONS

      VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contracts. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

      An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the Contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the Contracts.

      VFL deducts a daily administration charge from the assets of the subaccounts on each Contracts to compensate it for a portion of the expenses it incurs in administering the Contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

      VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be from the Fixed Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

      If amounts equal to the purchase payments are withdrawn before the passage of five full calendar years for the Capital Select Variable Annuity Contract or seven full calendar years for the Capital Select Plus Variable Annuity Contract from the date of receipt of the purchase payments or if annuity payments are elected to be received during the first full five calendar years or seven full calendar years for the Capital Select Variable Annuity Contract and the Capital Select Plus Variable Annuity Contract, respectively, from the date of receipt of the purchase payment, a surrender charge is assessed. This surrender charge ranges from 3% to 7% depending on the number of calendar years after which the purchase payments are either withdrawn or surrendered.

NOTE 4. DIVERSIFICATION REQUIREMENTS

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract will not be treated as an annuity contract under Section 72 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

NOTE 5. DERIVATIVE INSTRUMENTS

      In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective for all fiscal years beginning after June 15, 2000. This statement requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to change in the fair value or a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign currency denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

      The Variable Account intends to adopt SFAS 133 effective January 1, 2001. The Variable Account management does not expect the initial adoption of SFAS 133 to have a significant impact on the financial position or results of operations of the subaccounts.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly-owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 2000 and 1999, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule
III -- Supplementary Insurance Information and Schedule V -- Valuation and Qualifying Accounts and Reserves. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

Deloitte & Touche LLP

Chicago, Illinois
March 27, 2001

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                         2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
Revenues:
  Net earned premiums                                         $250,519   $310,719   $315,599
  Net investment income                                         46,665     39,148     35,539
  Realized investment (losses) gains                            (5,289)   (19,081)    16,967
  Other revenues                                                 9,412      4,545      7,959
                                                              --------   --------   --------
                                                               301,307    335,331    376,064
                                                              --------   --------   --------
Benefits and expenses:
  Insurance claims and policyholders' benefits                 235,149    291,547    301,900
  Amortization of deferred acquisition costs                    14,428     13,942     11,807
  Other operating expenses                                      20,992     23,740     35,813
                                                              --------   --------   --------
                                                               270,569    329,229    349,520
                                                              --------   --------   --------
     Income before income tax expense and cumulative effect
       of change in accounting principle                        30,738      6,102     26,544
Income tax expense                                              10,814      2,087      9,091
                                                              --------   --------   --------
     Income before cumulative effect of change in accounting
       principle                                                19,924      4,015     17,453
Cumulative effect of change in accounting principle, net of
  tax                                                               --       (234)        --
--------------------------------------------------------------------------------------------
     NET INCOME                                               $ 19,924   $  3,781   $ 17,453
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

-------------------------------------------------------------------------------------
DECEMBER 31,                                                     2000         1999
-------------------------------------------------------------------------------------
(In thousands of dollars, except share data)
ASSETS
  Investments:
     Fixed maturity securities available-for-sale (amortized
      cost: $556,302 and $548,444)                            $  557,866   $  530,512
     Equity securities available-for-sale (cost: $9,994 and
      $0)                                                         10,215           51
     Policy loans                                                 98,178       93,575
     Other invested assets                                            87          433
     Short-term investments                                       62,429       24,714
                                                              ----------   ----------
       Total investments                                         728,775      649,285
  Cash                                                             9,319        3,529
  Receivables:
     Reinsurance ($2,128,409 and $2,084,800 from Assurance)    2,770,755    2,414,553
     Premium and other                                            67,163       82,852
     Allowance for doubtful accounts                                 (28)         (12)
  Deferred acquisition costs                                     126,352      127,297
  Accrued investment income                                       12,551       11,066
  Receivables for securities sold                                     --        2,426
  Federal income tax recoverable (from Assurance)                     --        4,316
  Other assets                                                     6,280        4,883
  Separate Account business                                      532,017      209,183
-------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $4,253,184   $3,509,378
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
     Future policy benefits                                   $3,038,477   $2,751,396
     Claims and claim expense                                    110,418      139,653
     Policyholders' funds                                         40,338       43,466
  Payables for securities purchased                                   --        2,421
  Federal income taxes payable (to Assurance)                      9,536           --
  Deferred income taxes                                            9,040        2,694
  Due to affiliates                                               84,042       12,435
  Commissions and other payables                                 144,888       95,976
  Separate Account business                                      532,017      209,183
                                                              ----------   ----------
       TOTAL LIABILITIES                                       3,968,756    3,257,224
                                                              ----------   ----------
Commitments and contingent liabilities (Notes 1 and 10)
Stockholder's Equity:
  Common stock ($50 par value; Authorized 200,000 shares;
     Issued 50,000 shares)                                         2,500        2,500
  Additional paid-in capital                                      69,150       69,150
  Retained earnings                                              211,388      191,464
  Accumulated other comprehensive income (loss)                    1,390      (10,960)
                                                              ----------   ----------
       TOTAL STOCKHOLDER'S EQUITY                                284,428      252,154
-------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY             $4,253,184   $3,509,378
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

---------------------------------------------------------------------------------------------
DECEMBER 31,                                                  2000        1999        1998
---------------------------------------------------------------------------------------------
(In thousands of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                                $  19,924   $   3,781   $  17,453
  Adjustments to reconcile net income to net cash flows
     from operating activities:
  Cumulative effect of changes in accounting principle,
     net of tax                                                    --         234          --
  Deferred income tax provision                                (1,159)      4,924       2,058
  Net realized investment losses (gains), pre-tax               5,289      19,081     (16,967)
  Accretion of bond discount                                   (4,216)     (2,999)     (4,821)
  Changes in:
     Receivables, net                                        (318,672)   (300,832)   (544,920)
     Deferred acquisition costs                               (14,240)    (13,866)    (16,746)
     Accrued investment income                                 (1,485)     (3,345)     (2,476)
     Due to affiliates                                         64,985     (10,489)     37,945
     Federal income taxes payable and recoverable              13,852     (10,784)        493
     Insurance reserves                                       291,444     380,939     541,560
     Commissions and other payables and other                  45,175      25,408     (18,804)
     Transfer of Federal Employee Health Benefits Plan          6,622          --          --
     Transfer of Life Re business                              (4,134)         --          --
                                                            ---------   ---------   ---------
       Total adjustments                                       83,461      88,271     (22,678)
                                                            ---------   ---------   ---------
       NET CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES     103,385      92,052      (5,225)
                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturity securities                     (695,586)  (1,512,848)  (744,431)
  Proceeds from fixed maturity securities:
     Sales                                                    618,202   1,339,905     741,277
     Maturities, calls and redemptions                         65,727      58,263      33,635
  Purchases of equity securities                               (9,994)         --          (5)
  Proceeds from sale of equity securities                          --       2,647           5
  Change in short-term investments                            (34,527)     59,455     (73,233)
  Change in policy loans                                       (4,603)    (19,424)     (7,179)
  Change in other invested assets                                (115)        205         (82)
                                                            ---------   ---------   ---------
       NET CASH FLOWS USED IN INVESTING ACTIVITIES            (60,896)    (71,797)    (50,013)
                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to
     policyholder accounts                                     11,240      15,901      30,007
  Return of policyholder account balances on investment
     contracts                                                (47,939)    (36,377)    (25,584)
  Capital contribution from Assurance                              --          --      30,000
                                                            ---------   ---------   ---------
       NET CASH FLOWS (USED IN) FROM FINANCING ACTIVITIES     (36,699)    (20,476)     34,423
                                                            ---------   ---------   ---------
       NET CASH FLOWS                                           5,790        (221)    (20,815)
Cash at beginning of period                                     3,529       3,750      24,565
---------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                       $   9,319   $   3,529   $   3,750
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Supplemental disclosures of cash flow information:
       Federal income taxes (refunded) or paid              $  (1,924)  $   8,260   $   6,651
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

-------------------------------------------------------------------------------------------------------------
                                                                                 Accumulated
                                                                                    Other
                                        Additional   Comprehensive              Comprehensive       Total
                               Common    Paid-in        Income       Retained      Income       Stockholder's
                               Stock     Capital        (Loss)       Earnings      (Loss)          Equity
-------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Balance, December 31, 1997     $2,500    $39,150                     $170,230     $  4,380        $216,260

Capital contribution from
  Assurance                       --      30,000                          --            --          30,000
Comprehensive income:
  Net income                      --          --       $ 17,453       17,453            --          17,453
  Other comprehensive income      --          --            107           --           107             107
                                                       --------
Total comprehensive income                             $ 17,560
                                                       ========
-------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998     2,500      69,150                     187,683         4,487         263,820

Comprehensive income (loss):
  Net income                      --          --       $  3,781        3,781            --           3,781
  Other comprehensive loss        --          --        (15,447)          --       (15,447)        (15,447)
                                                       --------
Total comprehensive loss                               $(11,666)
                                                       ========
-------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999     2,500      69,150                     191,464       (10,960)        252,154

Comprehensive income:
  Net income                      --          --       $ 19,924       19,924            --          19,924
  Other comprehensive income      --          --         12,350           --        12,350          12,350
                                                       --------
Total comprehensive income                             $ 32,274
                                                       ========
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000     $2,500    $69,150                     $211,388     $  1,390        $284,428
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly owned subsidiary of Continental Casualty Company (Casualty) which is wholly owned by CNA Financial Corporation (CNAF). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form includes life insurance, pension products and accident and health insurance. VFL also markets a portfolio of variable Separate Account products, consisting primarily of annuity and universal life products. These products offer policyholders the option of allocating payments to one or more variable investment portfolios or to a guaranteed income account or both. Cash receipts and deposits received for the variable Separate Accounts are invested in investment portfolios, as allocated by the contractholders, where the investment risk is borne by the contractholder. Cash receipts and deposits received for these products that are allocated to the guaranteed income account earn a minimum guaranteed rate of interest for a specified period of time.

     The operations and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     Earned premium revenue- Revenues on interest sensitive type contracts are comprised of contract charges and fees, which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the duration of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Premiums for other life insurance products and annuities are recognized as revenue when due, after deductions for ceded insurance.

     Claim and claim adjustment expense reserves- Claim and claim adjustment expense reserves represent management's estimates of ultimate liabilities based on currently available facts and case law. The ultimate liability may vary significantly from such estimates. VFL regularly reviews its reserves, and any adjustments to the previously established reserves are recognized in operating income in the period that the need for such adjustments becomes apparent.

     Future policy benefits reserves- Reserves for traditional life insurance products (whole and term life products) and long-term care products are computed using the net level premium method, which incorporates actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions generally vary by plan, age at issue and policy duration, and include a margin for adverse deviation. Interest rates range from 3% to 9% and mortality, morbidity and withdrawal assumptions are based on VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of

                      VALLEY FORGE LIFE INSURANCE COMPANY
inflation and expenses to be incurred beyond the premium paying period. Reserves for interest sensitive contracts are equal to the account balances that accrue to the benefit of the contractholders. Interest crediting rates ranged from 4.30% to 6.85% for the three years ended December 31, 2000.

     Insurance-related assessments- VFL's participation in involuntary risk pools is mandatory and is generally a function of its proportionate share of the voluntary market, by line of insurance, in each state in which it does business. In the first quarter of 1999, VFL adopted Statement of Position No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable, when it can be reasonably estimated and when the event obligating the entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after-tax charge of $234 thousand as a cumulative effect of a change in accounting principle for the year 1999. The pro forma effect of adoption on reported results for prior periods was not significant. Insurance related assessment liabilities are not discounted or recorded net of premium taxes. These liabilities are included as part of other liabilities in the balance sheets.

     Reinsurance- Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and reported as a recoverable in the balance sheets. Reinsurance contracts that do not meet the criteria for risk transfer are recorded in accordance with Statement of Position No. 98-7, Deposit Accounting:
Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk.

     In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs.

     Deferred acquisition costs- Life insurance business acquisition costs are deferred and amortized based on assumptions consistent with those used for computing future policy benefits reserves. Such costs include commissions, premium taxes and certain underwriting and policy issuance costs. Anticipated investment income is considered in the determination of the recoverability of deferred acquisition costs. Deferred acquisition costs on traditional life business are amortized over the assumed premium paying periods. The amortization of deferred acquisition costs for interest sensitive and annuity contracts are matched to the recognition of gross profits on these contracts. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had they actually been realized, an adjustment is recorded to deferred acquisition costs and to unrealized investment gains or losses.

INVESTMENTS

     Valuation of investments- VFL classifies its fixed maturity securities (bonds and redeemable preferred stocks) and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, and such adjustments are included in net investment income. Changes in fair value are reported as a component of other comprehensive income. Investments are written down to estimated fair value and losses are recognized in income when a decline is determined to be other than temporary.

     Policy loans are carried at unpaid balances. Short-term investments are carried at amortized cost, which approximates market value. VFL has no investments in real estate or mortgage loans.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Investments in derivative securities are carried at fair value at the reporting date, and changes in fair value are recognized in realized investment gains and losses. VFL's derivative investments are made up of interest rate caps and purchased options and are classified as other invested assets.

     Investment gains and losses- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost or amortized cost of the specific securities sold.

     Securities lending activities- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash or 102% if the collateral is securities. Cash deposits from these transactions are invested in short-term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 2000 or 1999.

     Separate Account business- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of certain of these contracts and policies are legally segregated and reported as assets and liabilities of Separate Account business. VFL guarantees principal and a specified return to the contractholders on approximately 16.9% and 15.7% of the Separate Account assets at December 31, 2000 and 1999. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values. Investment income and realized capital gains and losses of the Separate Account business accrue directly to the contractholders and, therefore, are not included in VFL's statement of operations. Revenues to VFL from the Separate Account business consist of contract maintenance fees, administration fees and mortality and expense risk charges, and are included in other revenue.

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method, deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

ACCOUNTING PRONOUNCEMENTS

     In the first quarter of 2000, VFL adopted the American Institute of Certified Public Accountants' Statement of Position No. 98-7, Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk (SOP 98-7). Adoption of SOP 98-7 did not have a significant impact on the results of operations or the equity of VFL.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements (SAB
101). SAB 101 summarizes the SEC Staff's view in applying GAAP to revenue recognition in financial statements. This bulletin, through its subsequent revised releases SAB No. 101A and No. 101B, was effective for registrants no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. Adoption of this bulletin, which occurred on October 1, 2000, did not have a significant impact on the results of operations or the equity of VFL.

     In 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 was subsequently amended by Statement of Financial Accounting Standard No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which delayed the effective date of SFAS 133 by one year, and Statement of Financial Accounting Standards No. 138,

                      VALLEY FORGE LIFE INSURANCE COMPANY

Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138). SFAS 138 addresses a limited number of issues causing implementation difficulties for entities applying SFAS 133. SFAS 133 requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as a hedge of the exposures to changes in the fair value, cash flows of foreign currencies, or a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

     VFL has adopted SFAS 133 effective January 1, 2001. The transition adjustments resulting from adoption must be reported in net income or other comprehensive income, as appropriate, as the cumulative effect of a change in accounting principle. Adoption of SFAS 133 will not have a significant impact on the equity or results of operations of VFL. VFL already carries its investment-related derivatives at fair value and the resulting changes in fair values are recognized through net income.

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

-------------------------------------------------------------------------------------------
                                   NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------
                  Year ended December 31,                        2000      1999      1998
-------------------------------------------------------------------------------------------
(In thousands of dollars)
Interest:
  Fixed maturity securities -- Taxable bonds                    $36,879   $30,851   $27,150
  Policy loans                                                    6,011     4,963     4,760
  Short-term investments                                          3,798     2,969     3,803
Dividend and other:
  Equity securities                                                 227        54        72
  Other                                                             271       778       105
                                                                -------   -------   -------
Gross investment income                                          47,186    39,615    35,890
Investment expense                                                  521       467       351
-------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                         $46,665   $39,148   $35,539
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

------------------------------------------------------------------------------------------
NET INVESTMENT APPRECIATION (DEPRECIATION)
------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                        2000       1999      1998
------------------------------------------------------------------------------------------
(In thousands of dollars)
Realized investment (losses) gains:
  Fixed maturity securities:
     Gross realized gains                                     $ 2,648   $  4,399   $17,604
     Gross realized losses                                     (7,350)   (25,380)     (697)
                                                              -------   --------   -------
  Net realized (losses) gains on fixed maturity securities     (4,702)   (20,981)   16,907
  Equity securities:
     Gross realized gains                                          --      1,667        --
                                                              -------   --------   -------
  Net realized (losses) gains on equity securities                 --      1,667        --
  Other realized investment (losses) gains                       (587)       233        60
                                                              -------   --------   -------
                                                               (5,289)   (19,081)   16,967
Income tax benefit (expense)                                    1,851      6,679    (5,938)
                                                              -------   --------   -------
          Net realized investment (losses) gains               (3,438)   (12,402)   11,029
                                                              -------   --------   -------
Net change in unrealized appreciation (depreciation) in
  investments:
  Fixed maturity securities                                    19,496    (23,813)      441
  Equity securities                                               171     (1,186)      (42)
  Adjustment to deferred policy acquisition costs related to
     unrealized (losses) gains and other                         (667)     1,235      (235)
                                                              -------   --------   -------
                                                               19,000    (23,764)      164
Deferred income tax (expense) benefit                          (6,650)     8,317       (57)
                                                              -------   --------   -------
     Net change in unrealized appreciation (depreciation) in
       investments                                             12,350    (15,447)      107
------------------------------------------------------------------------------------------
     NET REALIZED AND CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) IN INVESTMENTS                            $ 8,912   $(27,849)  $11,136
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME
-------------------------------------------------------------------------------------------------------
                                                    2000                              1999
                                        -----------------------------    ------------------------------
DECEMBER 31                              GAINS      LOSSES      NET      GAINS      LOSSES       NET
-------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Fixed maturity securities               $  9,327    $(7,763)   $1,564    $  666    $(18,598)   $(17,932)
Equity securities                            222         --       222        51          --          51
Adjustment to deferred policy
  acquisition costs related to
  unrealized
  (losses) gains and other                 1,789     (1,436)      353     1,468        (448)      1,020
-------------------------------------------------------------------------------------------------------
                                        $ 11,338    $(9,199)    2,139    $2,185    $(19,046)    (16,861)
                                        ===================              ==================
Deferred income tax (expense) benefit                            (749)                            5,901
-------------------------------------------------------------------------------------------------------
     NET UNREALIZED INVESTMENT GAINS
     (LOSSES)                                                  $1,390                          $(10,960)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS IN FIXED MATURITY
AND EQUITY SECURITIES AVAILABLE FOR SALE

----------------------------------------------------------------------------------------------------
                                                    COST OR       GROSS         GROSS
(IN THOUSANDS OF DOLLARS)                          AMORTIZED    UNREALIZED    UNREALIZED      FAIR
DECEMBER 31, 2000                                    COST         GAINS         LOSSES       VALUE
----------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government
  agencies                                         $ 18,670       $  434       $  (431)     $ 18,674
Asset-backed securities                             142,774        1,028          (818)      142,983
Corporate securities                                313,026        7,114        (4,964)      315,176
Other debt securities                                81,832          751        (1,550)       81,033
                                                   -------------------------------------------------
  Total fixed maturity securities                   556,302        9,327        (7,763)      557,866
Equity securities                                     9,994          221            --        10,215
----------------------------------------------------------------------------------------------------
  TOTAL                                            $566,296       $9,548       $(7,763)     $568,081
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
December 31, 1999
----------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government
  agencies                                         $253,041       $   --       $ 6,988      $246,053
Asset-backed securities                             107,275           50         4,200       103,125
Corporate securities                                164,140           98         6,914       157,324
Other debt securities                                23,988          518           496        24,010
                                                   -------------------------------------------------
  Total fixed maturity securities                   548,444          666        18,598       530,512
Equity securities                                        --           51            --            51
----------------------------------------------------------------------------------------------------
  TOTAL                                            $548,444       $  717       $18,598      $530,563
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS IN FIXED MATURITY SECURITIES BY CONTRACTUAL MATURITY

-------------------------------------------------------------------------------------
                                                                AMORTIZED      FAIR
DECEMBER 31, 2000                                                 COST        VALUE
-------------------------------------------------------------------------------------
(In thousands of dollars)
Due in one year or less                                         $     --     $     --
Due after one year through five years                            180,482      184,174
Due after five years through ten years                           152,543      150,662
Due after ten years                                               80,503       80,047
Asset-backed securities not due at a single maturity date        142,774      142,983
-------------------------------------------------------------------------------------
  TOTAL                                                         $556,302     $557,866
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that did not produce income for the years ended December 31, 2000 and 1999. Except for investments in securities of the U.S. Government and its agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 2000.

     Securities with carrying values of $2.7 million were deposited by VFL under requirements of regulatory authorities as of both December 31, 2000 and 1999.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are disclosed for all financial instruments, for which it is practicable to estimate that value, whether or not recognized in the balance sheets. Management attempts to obtain quoted market prices for the purpose of these disclosures. Where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. These techniques are significantly affected by management's assumptions, including discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are not necessarily indicative of the amounts VFL would realize in a current market exchange.

     Non-financial instruments such as deferred acquisition costs and deferred income taxes and certain financial instruments such as insurance reserves and reinsurance receivables are excluded from the fair value disclosures. Therefore, the fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported on the balance sheet for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities approximate fair value because of the short-term nature of these items. These assets and liabilities are not listed in the following table.

     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

     The fair values of fixed maturity and equity securities were based on quoted market prices, where available. For securities not actively traded, fair values were estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

     The fair values for policy loans were estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit quality. Loans with similar characteristics were aggregated for purposes of the calculations.

     Premium deposits and annuity contracts were valued based on cash surrender values and the outstanding fund balances.

     Valuation techniques to determine fair value of other invested assets and other separate account business assets consisted of discounting cash flows, obtaining quoted market prices of the investments and comparing the investments to similar instruments of the underlying assets of the investments.

     The fair values of the liabilities for variable separate account business were based on the quoted market values of the underlying assets of each variable separate account, adjusted for policyholder surrender charges. Regarding the general account products, the fair value of annuities with a surrender charge was approximated as the cash surrender value, while the fair value of other funds and annuities was assumed to equal their carrying value, as most of these are of a short-term nature.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The carrying amount and estimated fair value of VFL's financial instrument assets and liabilities are listed below:

------------------------------------------------------------------------------------------------
                                                           2000                    1999
                                                   ---------------------   ---------------------
                                                   CARRYING   ESTIMATED    CARRYING   ESTIMATED
DECEMBER 31,                                        AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
------------------------------------------------------------------------------------------------
  (In thousands of dollars)
  FINANCIAL ASSETS
  General account business:
     Fixed maturity securities                     $557,866    $557,866    $530,512    $530,512
     Equity securities                               10,215      10,215          51          51
     Policy loans                                    98,178      90,626      93,575      87,156
     Other                                               87          87         433         433
  Separate Account business:
     Fixed maturity securities                        8,708       8,708      12,999      12,999
     Equity securities (primarily mutual funds)     443,385     443,385     175,772     175,772
     Other                                              117         117         119         119
  FINANCIAL LIABILITIES
  General account business:
     Guaranteed investment contracts                 35,073      35,073      36,218      36,218
     Deferred annuities                              47,380      44,533      60,024      55,884
     Other                                              256         256         367         367
  Separate Account business:
     Variable separate accounts                     518,838     480,071     198,160     186,332
------------------------------------------------------------------------------------------------

     VFL invests in derivative financial instruments in the normal course of business primarily to reduce its exposure to market risk (principally interest rate risk, equity stock price risk and foreign currency risk). Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time. The option purchaser pays a premium to the option seller (writer) for the right to exercise the option. The option seller is obligated to buy (put) or sell (call) the item underlying the contract at a set price, if the option purchaser chooses to exercise.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 2000. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 2000 and 1999 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 2000 and December 31, 1999. The contractual or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these instruments.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with non-performance by the counter-parties to these instruments is generally limited to the gross fair value of the asset related to the instruments recognized in the balance sheet. VFL continuously monitors credit worthiness of its counter-parties. Due to the nature of the derivative securities, VFL does not generally require collateral from its counter-parties.

     The fair value of derivatives generally represents the estimated amounts that VFL would expect to receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For derivative financial instruments not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle or quoted market prices of comparable instruments.

     The fair value of derivative financial assets (liabilities) the contractual or notional amounts and net realized gains and losses on derivative financial instruments, in the general account and Separate Accounts at December 31, 2000 and 1999 are shown below. There is no difference between the gross values and net values.

-----------------------------------------------------------------------------------------------
                                                 CONTRACTUAL       FAIR VALUE        RECOGNIZED
                                                  NOTIONAL     -------------------     GAINS
FOR THE YEARS ENDED DECEMBER 31,                   AMOUNT      ASSET   (LIABILITY)    (LOSSES)
-----------------------------------------------------------------------------------------------
(In thousands of dollars)
-----------------------------------------------------------------------------------------------
2000
-----------------------------------------------------------------------------------------------
General account:
  Interest rate caps                               $50,000     $ 87      $    --       $(268)
-----------------------------------------------------------------------------------------------
TOTAL                                              $50,000     $ 87      $    --       $(268)
-----------------------------------------------------------------------------------------------
Separate Accounts:
  Options purchased                                $   295     $117      $    --       $  (2)
-----------------------------------------------------------------------------------------------
TOTAL                                              $   295     $117      $    --       $  (2)
-----------------------------------------------------------------------------------------------
1999
-----------------------------------------------------------------------------------------------
General account:
  Interest rate caps                               $50,000     $433           --       $ 396
  Commitments to purchase Mortgage backed
     securities                                         --       --           --       $ (30)
-----------------------------------------------------------------------------------------------
TOTAL                                              $50,000     $433           --       $ 366
-----------------------------------------------------------------------------------------------
Separate Accounts:
  Options purchased                                $   295     $119           --       $  54
-----------------------------------------------------------------------------------------------
TOTAL                                              $   295     $119           --       $  54
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as

                      VALLEY FORGE LIFE INSURANCE COMPANY
well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices.

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                 2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
Statutory capital and surplus                                 $166,285   $153,097   $147,100
Statutory net income (loss)                                        456      8,319     (8,099)
--------------------------------------------------------------------------------------------

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 2000, dividends of approximately $16.6 million were not subject to prior Insurance Department approval.

     In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (Codification). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The states in which VFL conducts business will require adoption of Codification (with certain modifications) for the preparation of statutory financial statements effective January 1, 2001. VFL estimates that the adoption of Codification, as modified, will increase statutory capital and surplus as of January 1, 2001 by approximately $1.3 million, which primarily relates to the recognition of deferred tax assets partially offset by establishment of liabilities for insurance related-assessments and pensions.

NOTE 5. COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from transactions with stockholders in their capacity as stockholders. Accumulated other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of comprehensive income (loss) are shown in the following table:

--------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                          2000       1999      1998
--------------------------------------------------------------------------------------------
(In thousand of dollars)
Net income (loss)                                               $19,924   $  3,781   $17,453
Other comprehensive income:
  Change in unrealized gains (losses) on general account
     investments
     Holding gains arising during the period                      9,907    (20,919)    3,991
     Less: unrealized gains at beginning of period included
       in realized gains during the period                       (9,760)     4,080     3,592
                                                                -------   --------   -------
  Net change in unrealized gains (losses) on general account
     investments                                                 19,667    (24,999)      399
  Net change in unrealized gains (losses) on separate
     accounts and other                                            (667)     1,235      (235)
                                                                -------   --------   -------
  Other comprehensive income (loss), before income tax           19,000    (23,764)      164
  Deferred income tax (expense) benefit related to other
     comprehensive income                                        (6,650)     8,317       (57)
                                                                -------   --------   -------
Other comprehensive income (loss), net of tax                    12,350    (15,447)      107
                                                                -------   --------   -------
Total comprehensive income (loss)                               $32,274   $(11,666)  $17,560
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. CNAF's plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering full time employees age 21 or over who have completed at least one year of service. While the benefits for the plans vary, they are generally are based on years of credited service and the employees' highest sixty consecutive months of compensation. Casualty is included in the CNA Retirement Plan and VFL is allocated a share these expenses. The net pension cost allocated to VFL was $0.4 million, $1.0 million, and $1.1 million for the years-ended December 31, 2000, 1999, and 1998, respectively.

     In 2000, employees of Casualty who were employed at December 31, 1999 and remained employed at April 24, 2000 were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forgo earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive enhanced contributions in the Savings and Capital Accumulation Plan (S-CAP) (see Savings Plan discussion below).

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain healthcare and life insurance benefits to eligible retired employees, their covered dependents and their beneficiaries. The funding for these plans is generally to pay covered expenses as they are incurred. Net postretirement benefit cost allocated to VFL was $0.2 million, $0.3 million, and $0.5 million for the years-ended December 31, 2000, 1999, and 1998, respectively.

SAVINGS PLAN

     Casualty employees are eligible to participate in the S-CAP, which is a contributory plan that allows most employees to contribute a maximum of 13% of their eligible compensation, subject to certain limitations prescribed by the Internal Revenue Service. Casualty contributes an amount equal to 70% of the first 6% of salary contributed by the employee. VFL is allocated a share of the S-CAP expenses incurred by Casualty.

     As noted above, during 2000 Casualty employees were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forego earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive a company contribution of 3% or 5% of their eligible compensation, depending on their age. In addition, these employees are eligible to receive an additional discretionary contribution of up to 2% of eligible compensation and an additional company match of up to 80% of the first 6% of salary contributed by the employee. These contributions are made at the discretion of management and are contributed to participant accounts in the first quarter of the following year.

     CNAF contributions allocated to and expensed by VFL for the S-CAP were $0.6 million, $0.2 million, and $0.2 million for the years ended December 31, 2000, 1999, and 1998, respectively.

NOTE 7.  INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $173.8 million, and $151.6 million at December 31, 2000 and 1999, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million and $5.4 million at December 31, 2000 and 1999 respectively. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

     A reconciliation between VFL's federal income tax expense at statutory rates and the recorded income tax expense before the cumulative effect of a 1999 change in accounting principle is as follows:

----------------------------------------------------------------------------------------------
                                                  % OF               % of               % of
                                                 PRE-TAX            Pre-tax            Pre-tax
       YEAR ENDED DECEMBER 31           2000     INCOME     1999    INCOME     1998    INCOME
----------------------------------------------------------------------------------------------
(In thousands of dollars)
Income taxes at statutory rates        $10,758    35.0     $2,136    35.0     $9,290    35.0
Other                                       56     0.2        (49)   (0.8)      (199)   (0.8)
----------------------------------------------------------------------------------------------
INCOME TAX AT EFFECTIVE RATES          $10,814    35.2     $2,087    34.2     $9,091    34.2
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

     The components of income tax expense are as follows:

----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                         2000      1999      1998
----------------------------------------------------------------------------------------
(In thousands of dollars)
Current tax expense (benefit)                                 $11,973   $(2,837)  $7,033
Deferred tax expense                                           (1,159)    4,924    2,058
----------------------------------------------------------------------------------------
  TOTAL INCOME TAX EXPENSE                                    $10,814   $ 2,087   $9,091
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

     Significant components of VFL's net deferred tax liabilities as of December 31, 2000 and 1999 are shown in the table below:

---------------------------------------------------------------------------------
DECEMBER 31,                                                    2000       1999
---------------------------------------------------------------------------------
(In thousands of dollars)
Insurance reserves                                            $ 26,491   $ 20,715
Deferred acquisition costs                                     (48,730)   (45,457)
Investment valuation                                             4,925      4,166
Net unrealized gains                                              (749)     5,901
Annuity deposits and other                                       1,170      9,349
Life Re Sale                                                     6,130         --
Other, net                                                       1,723      2,632
---------------------------------------------------------------------------------
  NET DEFERRED TAX LIABILITIES                                $ (9,040)  $ (2,694)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     At December 31, 2000, gross deferred tax assets and liabilities amounted to $42.0 million and $51.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1999, amounted to $44.3 million and $47.0 million, respectively.

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge VFL of its primary liability to its policyholders. Therefore, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under reinsurance agreements. VFL places reinsurance with other carriers only after

                      VALLEY FORGE LIFE INSURANCE COMPANY
careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit. Such collateral was approximately $79,082 and $99,590 for December 31, 2000 and 1999 respectively.

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums are from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

----------------------------------------------------------------------------------------------
                                                       PREMIUMS                    ASSUMED/NET
                                       -------------------------------------------------------
YEAR ENDED DECEMBER 31                  DIRECT    ASSUMED     CEDED       NET           %
----------------------------------------------------------------------------------------------
(In thousands of dollars)
  2000
     LIFE                              $745,983   $111,346   $778,556   $ 78,773       141%
     ACCIDENT & HEALTH                    9,947   171,930      10,131    171,746       100
                                       -------------------------------------------------------
          TOTAL PREMIUMS               $755,930   $283,276   $788,687   $250,519       113%
                                       -------------------------------------------------------

  1999
     Life                              $633,764   $109,964   $666,003   $ 77,725       141%
     Accident & Health                    6,539   232,994       6,539    232,994       100
                                       -------------------------------------------------------
          Total Premiums               $640,303   $342,958   $672,542   $310,719       110%
                                       -------------------------------------------------------

  1998
     Life                              $687,644   $78,156    $690,541   $ 75,259       104%
     Accident & Health                    4,158   240,340       4,158    240,340       100
                                       -------------------------------------------------------
          Total Premiums               $691,802   $318,496   $694,699   $315,599       101%
----------------------------------------------------------------------------------------------

     Transactions with Assurance, as part of the Reinsurance Pooling Agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $503.5 million, $395.2 million, and $263.4 million for the years ended December 31, 2000, 1999, and 1998, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $397.4 million, $263.4 million, and $203.4 million for the years ended December 31, 2000, 1999, and 1998, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of VFL's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

---------------------------------------------------------------------------------------------
                                                     LIFE INSURANCE IN FORCE      ASSUMED/NET
                                         DIRECT    ASSUMED    CEDED       NET          %
                                        -----------------------------------------------------
(IN MILLIONS OF DOLLARS)
DECEMBER 31, 2000                       $298,676   $37,712   $319,593   $16,795      224.5%
December 31, 1999                       $267,102   $42,629   $281,883   $27,848      153.1
December 31, 1998                       $224,615   $32,253   $230,734   $26,134      123.4
---------------------------------------------------------------------------------------------

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF

                      VALLEY FORGE LIFE INSURANCE COMPANY
and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $35.4 million, $37.5 million, and $47.6 million for 2000, 1999, and 1998, respectively. Expenses of VFL exclude $12.2 million, $5.6 million, and $9.2 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 2000, 1999, and 1998 respectively. VFL had a payable of $84.0 million and $12.4 million at December 31, 2000 and 1999 respectively to its affiliates.

     There were no interest charges on intercompany receivables or payables for 2000, 1999 and 1998. In 2000 and 1999, Assurance made no capital contributions to VFL. Assurance contributed $30.0 million in the form of additional paid-in-capital in 1998 to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the financial position or results of operations of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The following presents net earned premiums by product group for each of the years in the three years ended December 31, 2000:

-----------------------------------------------------------------------------------------------
                 (IN THOUSANDS OF DOLLARS)                        2000        1999       1998
-----------------------------------------------------------------------------------------------
Life                                                            $ 78,773    $ 77,725   $ 75,259
Accident and Health                                              171,746     232,994    240,340
-----------------------------------------------------------------------------------------------
Total                                                           $250,519    $310,719   $315,599
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

     During 1998, 1999 and through August 31, 2000, Assurance provided health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract between Assurance and FEHBP totaled $1.4 billion, $2.1 billion, and $2.0 billion for the years ended December 31, 2000, 1999, and 1998, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $138 million, $207 million, and $201 million for the years ended December 31, 2000, 1999 and 1998 respectively. Effective September 1, 2000, the FEHBP business was transferred to another insurance entity owned by CNA. All the assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business. See Note 13 to the Financial Statements, included herein.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pre-tax) as a cumulative effect of a change in accounting principle for the year 1999. The pro forma effect of adoption on reported results for 1998 is not significant.

NOTE 13. OTHER EVENTS

FEDERAL HEALTH BENEFIT PLAN TRANSACTIONS

     The Federal Employee Health Benefit Plan (FEHBP) business formerly written by Assurance and assumed by VFL as part of the Reinsurance Pooling Agreement was transferred to another insurance entity owned by CNA effective September 1, 2000. All assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business.

INDIVIDUAL LIFE REINSURANCE TRANSACTION

     Effective December 31, 2000, CNA completed a transaction with Munich American Reassurance Company (MARC), whereby MARC acquired CNA's individual Life reinsurance business (Life Re) via a reinsurance agreement. CNA will continue to accept and retrocede business on existing Life Re contracts until such time that CNA and MARC are able to execute novations of each of Life Re's assumed and retro-ceded reinsurance contracts.

     MARC assumed approximately $294 million of liabilities (primarily future policy benefits and claim reserves) and approximately $209 million in assets (primarily uncollected premium and deferred policy acquisition costs from Assurance). A portion of the Life Re business is conducted through VFL as part of the Reinsurance Pooling Agreement. VFL's share of the net gain from the reinsurance transaction, which is subject to certain post-closing adjustments, has been recorded as deferred revenue and will be recognized in income over the next 12 to 18 months as Life Re's assumed contracts are novated to MARC.

     The following table summarizes VFL's share of the premiums, income (loss) before income tax and total assets for FEHBP and Life Re business.

--------------------------------------------------------------------------------------------
YEAR-ENDED DECEMBER 31                                          2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
  FEDERAL EMPLOYEE HEALTH BENEFIT PLAN:
     Premiums                                                 $137,681   $207,383   $200,420
     Net operating income (loss)                                 1,400      2,180        306
  LIFE RE:
     Premiums                                                 $ 22,883   $ 19,417   $ 13,106
     Net operating income                                        3,370      2,819      1,263
--------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
DECEMBER 31                                                    2000      1999
-------------------------------------------------------------------------------
(In thousands of dollars)
  TOTAL ASSETS:
  FEDERAL EMPLOYEE HEALTH BENEFIT PLAN (FEHBP)*               $    --   $35,283
  LIFE RE                                                      33,641    27,669
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*FEHBP business transferred September 1, 2000.

NOTE 14. SUBSEQUENT EVENT

     VFL and Assurance along with Casualty (collectively, the "Insurers") have entered into an indemnity reinsurance agreement (the "Agreement") with CNA Group Life Assurance Company ("CNAGLAC"), a newly formed and wholly-owned subsidiary of Casualty whereby most of the existing group life and health insurance business (excluding the FEHBP business which was transferred to another insurance subsidiary of CNA via a novation agreement as discussed in Note 13, and some runoff group and life insurance lines of business that will remain with the Insurers) of the Insurers will be transferred to CNAGLAC via a reinsurance agreement, effective January 1, 2001. The purpose of this transaction, along with the FEHBP transaction that was completed on September 1, 2000, is to move, over time, substantially all of the group life and health insurance business from VFL and Assurance to other insurance subsidiaries of CNAF.

     When CNAGLAC obtains the appropriate licenses to write group life and health insurance business, CNAGLAC intends to replace the group life and health insurance in force contracts of the Insurers, excluding the FEHBP business, with equivalent contracts issued directly by CNAGLAC.

     Excluding the FEHBP business, which was transferred out of VFL effective September 1, 2000, the remaining group life and health insurance business accounted for approximately $62.4 million and $43.0 million in assets as of December 31, 2000 and 1999 respectively, and $1.7 million, $2.2 million and $(2.0) million in net operating income (loss) for the three years ended December 31, 2000, 1999, and 1998, respectively.

     The impact of this reinsurance agreement will result in VFL transferring approximately $62.4 million in liabilities along with an equal amount of assets resulting in no impact on the equity of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

SCHEDULE III

                      VALLEY FORGE LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION

----------------------------------------------------------------------------------------------------------------------
                                             GROSS INSURANCE RESERVES
                                      ---------------------------------------                             INSURANCE
                         DEFERRED     CLAIM AND     FUTURE                        NET         NET         CLAIMS AND
YEAR ENDED              ACQUISITION     CLAIM       POLICY     POLICYHOLDERS'   PREMIUM    INVESTMENT   POLICYHOLDERS'
DECEMBER 31,               COSTS       EXPENSE     BENEFITS        FUNDS        REVENUE      INCOME        BENEFITS
----------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
  2000                   $126,352     $110,418    $3,038,477      $40,338       $250,519    $46,665        $235,149
                         ========     ========    ==========      =======       ========    =======        ========
  1999                   $127,297     $139,653    $2,751,396      $43,466       $310,719    $39,148        $291,547
                         ========     ========    ==========      =======       ========    =======        ========
  1998                   $111,963     $ 93,001    $2,438,305      $42,746       $315,599    $35,539        $301,900
                         ========     ========    ==========      =======       ========    =======        ========
----------------------------------------------------------------------------------------------------------------------

---------------------  ------------------------

                       AMORTIZATION
                       OF DEFERRED      OTHER
YEAR ENDED             ACQUISITION    OPERATING
DECEMBER 31,              COSTS       EXPENSES
---------------------  ------------------------
(In thousands of doll
  2000                   $14,428       $20,992
                         =======       =======
  1999                   $13,942       $23,740
                         =======       =======
  1998                   $11,807       $35,813
                         =======       =======
---------------------------------------------------------

SCHEDULE V

                      VALLEY FORGE LIFE INSURANCE COMPANY
                 VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

----------------------------------------------------------------------------------------------------
                                           BALANCE      CHARGED     CHARGED                  BALANCE
                                             AT           TO           TO                      AT
                                          BEGINNING    COSTS AND     OTHER                   END OF
                                          OF PERIOD    EXPENSES     ACCOUNTS    DEDUCTIONS   PERIOD
----------------------------------------------------------------------------------------------------
(In thousands of dollars)
YEAR ENDED DECEMBER 31, 2000
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $ 12          $16         $--          $ --        $28
                                            ====          ===         ===          ====        ===
YEAR ENDED DECEMBER 31, 1999
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $ 26          $43         $--          $ 57        $12
                                            ====          ===         ===          ====        ===
YEAR ENDED DECEMBER 31, 1998
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $285          $ 9         $--          $268        $26
                                            ====          ===         ===          ====        ===

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     The following financial statements of the Variable Account are included in Part B hereof:

    1. Independent Auditors' Report
    2. Statements of Assets and Liabilities - December 31, 2000 and December 31, 1999
    3. Statements of Operations for the Year Ended December 31, 2000
       and 1999
    4. Statements of Changes in Net Assets For the Years Ended December 31, 2000 and 1999
    5. Notes to Financial Statements - December 31, 2000

     The following financial statements of the Company are included in Part B hereof:

    1. Independent Auditors' Report
    2. Balance Sheets - December 31, 2000 and 1999
    3. Statements of Operations For the Year Ended December 31, 2000, 1999 and 1998
    4. Statements of Stockholder's Equity
    5. Statements of Cash Flows for the Years Ended December 31, 2000, 1999 and 1998
    6. Notes to Financial Statements

(b)  Exhibits

     (1) Certified resolution of the board of directors of the Company dated February 12, 1996, establishing the Variable Account.*

     (2)  Not applicable.

     (3) Form of underwriting agreement between the Company and CNA Investor Services, Inc. ("CNAISI").**

     (4) (a) Form of Flexible Premium Deferred Variable Annuity Contract (the "Contract").+

          (b)  Form of Terminal Illness and Confinement Endorsement.***

          (c)  Form of Tax Sheltered Annuity Endorsement.***

          (d)  Form of Pension/Profit Sharing Endorsement.***

          (e)  Form of Systematic Withdrawal Endorsement.***

          (f)  Form of Automatic Transfer Endorsement.***

          (g)  Form of Dollar Cost Averaging I Endorsement.+

          (h)  Form of Dollar Cost Averaging II Endorsement.+

          (i)  Form of Roth IRA Endorsement. ***

          (j)  Form of IRA Endorsement. ***

     (5) Form of Application.+

     (6)  (a)  Articles of Incorporation of the Company.*

          (b)  By-Laws of the Company.*

     (7)  Not applicable.

     (8) (a) Form of Participation Agreement between the Company and Federated Insurance Series.**

          (b) Form of Participation Agreement between the Company and Variable Insurance Products Fund.**

          (c) Form of Participation Agreement between the Company and The Alger American Fund.**

          (d) Form of Participation Agreement between the Company and MFS Variable Insurance Trust. **

          (e) Form of Participation Agreement between the Company and SoGen Variable Funds, Inc. **

          (f) Form of Participation Agreement between the Company and Van Eck Worldwide Insurance Trust.**

          (g) Form of Participation Agreement between the Company and Janus Aspen Series.***

          (h) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Series, Inc.++

          (i) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and the Company.++

          (j) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.++

          (k) Form of Shareholder Services Agreement between the Company and American Century Investment Management, Inc.++

          (l) Form of Participation Agreement between the Company and Morgan Stanley Dean Witter Universal Funds, Inc.++

     (9)  (a)  Opinion and Consent of Counsel.

     (10) Independent Auditors' Consent

     (11) Not applicable.

     (12) Not applicable.

     (13) Calculation of Performance Information.


  (14) Not applicable

* Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

** Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

*** Incorporated herein by reference to Form N-4 (File No. 333-85511) as filed electronically on August 18, 1999.

+ Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-85511) as filed electronically on December 29, 1999.

++ Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-85511) as filed electronically on February 11, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY

     The name, age, positions and offices, term as director, and business experience during the past five years for Valley Forge Life Insurance Company's ("VFL") directors and executive officers are listed in the following table:


----------------------------------------------------------------------------------------------------
                                          OFFICERS OF VFL
----------------------------------------------------------------------------------------------------

NAME AND ADDRESS           AGE      POSITION(S) HELD WITH VFL                   PRINCIPAL OCCUPATION(S)DURING PAST FIVE YEARS
-----------------          ---      -------------------------                   ---------------------------------------------

Bernard L. Hengesbaugh     54       Director, Chairman of the Board,            Chairman of the Board and Chief Executive Officer of
CNA Plaza                           President and Chief Executive Officer       CNA since February, 1999.  Prior thereto,
Chicago, Illinois 60685                                                         Mr.  Hengesbaugh was Executive Vice President and
                                                                                Chief Operating Officer of CNA since February, 1998.
                                                                                Prior thereto,  Mr.  Hengesbaugh was Senior
                                                                                Vice President of CNA since November, 1990.

Jonathan D. Kantor         45      Executive Vice President, Secretary,        Senior Vice President, Secretary and General Counsel
CNA Plaza                          General Counsel and Director                of CNA  since April, 1997.  Prior thereto, Mr. Kantor
Chicago, Illinois 60685                                                        as Group Vice President of CNA since April, 1994.

Robert V. Deutsch          41       Executive Vice President, Chief             Senior Vice President and Chief Financial Officer of
CNA Plaza                           Financial Officer and Director              CNA since August, 1998.  Prior thereto, Mr. Deutsch
Chicago, Illinois 60685                                                         was an officer for Executive Risk, Inc.

Thomas Pontarelli          52       Executive Vice President and Director       Senior Vice President of CNA since April, 2000.
CNA Plaza                                                                       Prior thereto, Mr. Pontarelli was Group Vice
Chicago, Illinois 60685                                                         President of CNA since January,1998.  From May, 1974
                                                                                to December, 1997, Mr. Pontarelli held a series of
                                                                                positions culminating in Chief Executive Officer
                                                                                and President of Washington National Insurance
                                                                                Company.

Donald P. Lofe, Jr.        43      Group Vice President and Director            Group Vice President of CNA since October, 1998.
CNA Plaza                                                                       Prior thereto, Mr. Lofe served as partner-in-charge
Chicago, Illinois 60685                                                         of PricewaterhouseCoopers L.L.P.

Lawrence J. Boysen         46      Group Vice President, Controller             Group Vice President of CNA since February, 1996.
CNA Plaza                          and Director
Chicago, Illinois 60685

Gary J. Owcar              49      Executive Vice President and Director        Senior Vice President of CNA since May, 1999.
CNA Plaza                                                                       Prior thereto, Mr. Owcar was with CHUBB & Sons, Inc.
Chicago, Illinois 60685

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a stock life insurance company of which all of the voting securities are owned by Continental Assurance Company. Continental Assurance Company is owned by Continental Casualty Company, a stock casualty insurance company organized under the Illinois Insurance Code, the home office of which is located at CNA Plaza, Chicago, Illinois 60685. All of the voting securities of Continental Casualty Company are owned by CNA Financial Corporation, a Delaware Corporation. As of September 30, 1999, 86% of the outstanding voting securities of CNA Financial Corporation are owned by Loews Corporation, a Delaware Corporation, 667 Madison Avenue, New York, New York 10021-8087. Loews corporation has interests in insurance, hotels, watches and other timing devices, drilling rigs and tobacco. Laurence A. Tisch is Co-Chairman of the Board and a director of Loews Corporation and Chief Executive Officer and a director of CNA Financial Corporation. Preston R. Tisch is Co-Chairman of the Board and a director of Loews Corporation and a director of CNA Financial Corporation. James S. Tisch is President and Chief Executive Officer and director of Loews Corporation and a director of CNA Financial Corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 30, 2001, there were 681 non-qualified contract owners and 700 qualified contract owners.

ITEM 28.  INDEMNIFICATION

The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such. Most of the officers, directors and employees are also officers, directors and/or employees of CNAFC.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee, or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) CNAISI is the registrant's principal underwriter and also serves as the principal underwriter of certain variable annuity contracts and variable life insurance contracts issued by the Company and certain variable annuity contracts and variable life insurance contracts issued by affiliates of the Company.

(b) CNA Investor Services Inc.("CNAISI") is the principal underwriter for the Policies. The following persons are the officers and directors of CNAISI.

      Name and Principal  Positions and Offices
      Business Address    with Underwriter
      ----------------    ----------------

      Carol Kuntz            President, Chief Executive Officer
                             and Director
      Stephanie Sledge       Vice President and Director
      Jeffery Hoelzel        Director and Corporate Secretary

The principal business address for each officer and director of CNAISI is CNA, 100 CNA Drive, Nashville, Tennessee 37214.


(c)   Not applicable.

Item 30.  LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at CNA Plaza, Chicago, Illinois 60685, or 100 CNA Drive, Nashville, Tennessee 37214-3439, and by CNAISI at CNA Plaza, Chicago, Illinois 60685.

ITEM 31.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Valley Forge Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned there unto duly authorized in the City of Chicago, State of Illinois on this 20th day of April, 2001.

                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                                  VALLEY FORGE LIFE INSURANCE COMPANY on
                                  behalf of its separate account



                                  By:     /s/ Donald P. Lofe, Jr.
                                     ---------------------------------


                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                   (Depositor)




Signature                          Title                           Date
----------                        -----                           ----

/s/ Bernard L. Hengesbaugh         President,                       4/20/01
--------------------------         Chairman of the Board,           ---------
Bernard L. Hengesbaugh             Chief Executive Officer          Date
                                  and Director

/s/ Robert V. Deutsch              Executive Vice President,       4/20/01
----------------------             Chief Financial Officer         ---------
Robert V. Deutsch                  and Director                     Date


/s/ Jonathan D. Kantor                                              4/20/01
----------------------             Director, Executive              ---------
Jonathan D. Kantor                 Vice President, Secretary        Date
                                          and General Counsel

/s/ Donald P. Lofe, Jr                                               4/20/01
----------------------             Director and Group               ---------
Donald P. Lofe, Jr.                Vice President                    Date


/s/ Gary J. Owcar                                                   4/16/01
----------------------             Director and Executive           ---------
Gary J. Owcar                           Vice President               Date


/s/Thomas Pontarelli                                                4/20/01
----------------------             Director and Executive           ---------
Thomas Pontarelli                  Vice President                     Date

                                                                   4/20/01
/s/ Lawrence J. Boysen             Group Vice President,           ---------
-----------------------            Controller and Director            Date
Lawrence J. Boysen